===============================================================================


                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           VA SMALL VALUE PORTFOLIO

                           VA LARGE VALUE PORTFOLIO

                       VA INTERNATIONAL VALUE PORTFOLIO

                       VA INTERNATIONAL SMALL PORTFOLIO

                        VA SHORT-TERM FIXED PORTFOLIO

                           VA GLOBAL BOND PORTFOLIO







                                ANNUAL REPORT







                         YEAR ENDED NOVEMBER 30, 1996


===============================================================================

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                        Page
                                                                       -------
Performance Charts  ..........................................           1-2
Statements of Net Assets
     VA Small Value Portfolio.  ..............................          3-10
     VA Large Value Portfolio.  ..............................         11-12
     VA International Value Portfolio.  ......................         13-16
     VA International Small Portfolio.  ......................         17-21
     VA Short-Term Fixed Portfolio  ..........................         22-23
Schedule of Investments - VA Global Bond Portfolio  ..........            24
Statement of Assets and Liabilities - VA Global Bond
   Portfolio .................................................            25
Statements of Operations  ....................................         26-27
Statements of Changes in Net Assets.  ........................         28-30
Financial Highlights  ........................................         31-33
Notes to Financial Statements.  ..............................         34-38
Report of Independent Accountants.  ..........................            39


This report is submitted for the information of the Fund's stockholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

VA Small Value Portfolio vs.
Fama-French Small Cap Value Index
October 1995-November 1996


The following reflects the growth of a $10,000 investment.

                                                         Fama-French Small
                    VA Small Value Portfolio              Cap Value Index


9/30/95                    10000                              10000
10/31/95                   9490                               9554
11/30/95                   9695.933                           9822.4674
12/31/95                   9853.007115                        9976.680138
1/31/96                    9773.197757                        10117.35133
2/29/96                    9994.072026                        10275.18201
3/31/96                    10334.86988                        10621.45564
4/30/96                    10825.7762                         10987.89586
5/31/96                    11306.44067                        11419.72017
6/30/96                    11046.39253                        11238.14662
7/31/96                    10354.88836                        10639.1534
8/31/96                    10765.97743                        11079.61436
9/30/96                    11096.49293                        11362.14452
10/31/96                   11196.36137                        11329.1943
11/30/96                   11777.45252                        11848.0714



Annualized                    One                               From
Total Return(%)               Year                          October 1995
-------------------------------------------------------------------------------
                              21.47                             15.05


* The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing on a market cap-weighted basis in companies that have market caps of approximately $600 million or less and book-to-market ratios in the upper 30% of publicly traded companies.


* This portfolio's returns in fiscal 1996 reflected the performance of small U.S. companies with high book-to-market ratios.

Past performance is not predictive of future performance.


Fama-French Small Cap Value Index courtesy of Fama-French and CRSP, University of Chicago.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS


VA Large Value Portfolio vs.
Fama-French Large Cap Value Index
February 1995-November 1996

The following reflects the growth of a $10,000 investment.


                                                         Fama-French Large
                     VA Large Value Portfolio             Cap Value Index


1/31/95                   10000                             10000
2/28/95                   10313                             10465
3/31/95                   10666.7359                        10504.767
4/30/95                   10989.938                         10840.91954
5/31/95                   11242.70657                       11421.99283
6/30/95                   11313.53562                       11610.45571
7/31/95                   11870.16158                       11958.76938
8/31/95                   11798.94061                       12177.61486
9/30/95                   12021.94058                       12669.5905
10/31/95                  11607.18363                       12392.12647
11/30/95                  12174.77491                       12846.91751
12/31/95                  12266.08573                       13168.09045
1/31/96                   12567.83143                       13480.1742
2/29/96                   12687.22583                       13477.47816
3/31/96                   13154.11574                       13698.5088
4/30/96                   13348.79666                       13713.57716
5/31/96                   13586.40524                       13920.65218
6/30/96                   13191.04084                       13917.86805
7/31/96                   12626.4643                        13148.20994
8/31/96                   13092.38083                       13576.84159
9/30/96                   13321.49749                       13841.59
10/31/96                  13746.45326                       14259.60602
11/30/96                  14661.96705                       15062.42184





Annualized                    One                               From
Total Return(%)               Year                          February 1995
-------------------------------------------------------------------------------
                              20.43                             23.21


* The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing on a market cap-weighted basis in companies that have market caps of approximately $600 million or more and book-to-market ratios in the upper 30% of publicly traded companies.


* This portfolio's returns in fiscal 1996 reflected the performance of large U.S. companies with high book-to-market ratios.

Past performance is not predictive of future performance.


Fama-French Large Cap Value Index courtesy of Fama-French and CRSP, University of Chicago.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

VA International Value Portfolio vs.
EAFE Index
October 1995-November 1996


The following reflects the growth of a $10,000 investment.


                     VA International
                     Value Portfolio                 EAFE Index
                     ----------------                -----------

9/30/95                10000                         10000
10/31/95               9800                          9730
11/30/95               10030.3                       10002.44
12/31/95               10554.88469                   10412.54004
1/31/96                10615.04753                   10454.1902
2/29/96                10624.60108                   10496.00696
3/31/96                10825.40604                   10716.42311
4/30/96                11246.51433                   11027.19938
5/31/96                11186.9078                    10828.70979
6/30/96                11196.97602                   10893.68205
7/31/96                10856.58795                   10577.76527
8/31/96                10916.29918                   10598.9208
9/30/96                11096.41812                   10885.09166
10/31/96               10926.64292                   10776.24074
11/30/96               11427.08317                   11207.29037


Annualized                        One               From
Total Return(%)                   Year           October 1995
----------------------------------------------------------------------------
                                 13.93              12.11



* The portfolio's objective is to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The VA International Value Portfolio provides access to publicly traded large companies listed on the major exchanges of countries outside the U.S.


* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


EAFE Index courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

VA International Small Portfolio vs.
EAFE Index
October 1995-November 1996


The following reflects the growth of a $10,000 investment.


                    VA International
                    Small Portfolio              EAFE Index
                    ----------------             ----------

9/30/95               10000                      10000
10/31/95              9640                       9730
11/30/95              9710.372                   10002.44
12/31/95              10110.43933                10412.54004
1/31/96               10430.94025                10454.1902
2/29/96               10561.32701                10496.00696
3/31/96               10841.20217                10716.42311
4/30/96               11601.17044                11027.19938
5/31/96               11430.63324                10828.70979
6/30/96               11230.59716                10893.68205
7/31/96               10640.99081                10577.76527
8/31/96               10640.99081                10598.9208
9/30/96               10640.99081                10885.09166
10/31/96              10461.15806                10776.24074
11/30/96              10481.03426                11207.29037



Annualized                        One                    From
Total Return(%)                   Year                October 1995
---------------------------------------------------------------------------
                                  7.94                    4.11



* The portfolio invests in companies with market capitalization greater than $500 million and book-to-market ratios in the upper 30% of small publicly traded international companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.


* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.


Past performance is not predictive of future performance.


EAFE Index courtesy of Morgan Stanley Capital International.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

VA Short-Term Fixed Portfolio vs.
One Month CD's
October 1995-November 1996


The following reflects the growth of a $10,000 investment.


                       VA Short-Term
                      Fixed Portfolio          One Month CD's
                      ---------------          --------------

9/30/95                 10000                   10000
10/31/95                10039                   10046
11/30/95                10081.1638              10089.1978
12/31/95                10127.53715             10130.56351
1/31/96                 10173.11107             10177.1641
2/29/96                 10213.80351             10216.85504
3/31/96                 10241.38078             10255.67909
4/30/96                 10269.03251             10297.72738
5/31/96                 10285.46296             10337.88851
6/30/96                 10342.03301             10375.10491
7/31/96                 10384.43535             10420.75537
8/31/96                 10425.97309             10462.4384
9/30/96                 10491.65672             10504.28815
10/31/96                10566.14748             10547.35573
11/30/96                10620.03483             10587.43568



Annualized                        One               From
Total Return(%)                   Year           October 1995
----------------------------------------------------------------------------
                                  5.35               5.29



* The portfolio maximizes expected returns by using a strategy of shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Issues which meet maturity and quality level are further evaluated for business risk. Maturities are shifted if sufficient premiums can be documented.


* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.



Past performance is not predictive of future performance.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS


VA Global Bond Portfolio vs.
Salomon World Fixed Income Index
February 1995-November 1996

The following reflects the growth of a $10,000 investment.


                                                       Salomon World Fixed
                   VA Global Bond Portfolio                Income Index
                   ------------------------            -------------------

1/31/95                   10000                             10000
2/28/95                   10155                             10156
3/31/95                   10338.8055                        10321.5428
4/30/95                   10483.54878                       10475.33379
5/31/95                   10712.09014                       10840.92294
6/30/95                   10718.51739                       10857.18432
7/31/95                   10816.0559                        10931.01317
8/31/95                   10852.83049                       11022.83369
9/30/95                   10991.74672                       11174.94879
10/31/95                  11079.6807                        11311.28317
11/30/95                  11268.03527                       11526.19755
12/31/95                  11314.23421                       11644.91738
1/31/96                   11404.74809                       11755.5441
2/29/96                   11242.80066                       11588.61537
3/31/96                   11296.76611                       11628.01666
4/30/96                   11350.99058                       11673.36593
5/31/96                   11415.69123                       11731.73276
6/30/96                   11453.36301                       11844.35739
7/31/96                   11540.40857                       11905.94805
8/31/96                   11715.82278                       12009.5298
9/30/96                   11934.90867                       12237.71086
10/31/96                  12144.96306                       12462.88474
11/30/96                  12299.20409                       12687.21667



Annualized                    One                               From
Total Return(%)               Year                          February 1995
-------------------------------------------------------------------------------
                              9.15                              11.95


* The portfolio invests in U.S. and international government bonds, debt guaranteed by foreign governments, high quality corporate debt and debt of supranational issuers with maturities of 10 years or less. Eligible countries: United States, Canada, United Kingdom, Germany, Japan, France and Australia. The portfolio is diversified across countries. Using current prices, the strategy creates a matrix of expected horizon returns from different buy and sell strategies and identifies the maturity range with the highest expected returns. Maturities are shifted only if sufficient premiums warrant it. Country weighting is increased or reduced based on expected returns. The portfolio may be concentrated in the U.S. if international curves are inverted.

* This portfolio's returns in fiscal 1996 reflected the performance of its strategy.

Past performance is not predictive of future performance.


Salomon World Fixed Income Index courtesy of Salomon Brothers.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENT OF NET ASSETS

                           VA SMALL VALUE PORTFOLIO

                              NOVEMBER 30, 1996

                                                           Shares         Value+
                                                           --------     --------
COMMON STOCKS - (99.0%)
 AAR Corp. .........................................         1,400       $41,825
*ACX Technologies, Inc. ............................         1,300        23,725
 APL, Ltd. .........................................         1,100        26,400
*AST Research, Inc. ................................           800         3,525
*Accell International Corp. ........................           400         1,175
*Acceptance Insurance Companies, Inc. ..............         1,300        26,650
*Acclaim Entertainment, Inc. .......................         1,400         7,263
 Aceto Corp. .......................................           440         6,050
*Acme Metals, Inc. .................................         1,000        20,750
*Adage, Inc. .......................................           400         1,513
*Adflex Solutions, Inc. ............................           200         2,125
*Advanced Logic Research, Inc. .....................         1,000        12,125
*Advanced Marketing Services, Inc. .................           500         5,125
*Advanced Technology Labs, Inc. ....................         1,100        31,625
 Advantage Bancorp, Inc. ...........................           250         8,031
*Advest Group, Inc. ................................           700         7,350
*Aeroflex, Inc. ....................................         1,000         4,500
*Aerovox, Inc. .....................................           400         2,250
 Airborne Freight Corp. ............................         1,800        38,700
*Alamco, Inc. ......................................           400         4,600
*Alaska Air Group, Inc. ............................         1,100        26,538
 Albank Financial Corp. ............................         1,200        39,300
*Aldila, Inc. ......................................           500         2,250
*Alliance Entertainment Corp. ......................         1,300         3,088
*Alliance Semiconductor Corp. ......................         1,800        14,400
 Allied Healthcare Products, Inc. ..................           200         1,375
*Allied Holdings, Inc. .............................           100           813
*Allwaste, Inc. ....................................           600         2,625
*Alpha Industries, Inc. ............................           500         3,938
 Alpharma, Inc. Class A ............................           500         6,375
 Amcast Industrial Corp. ...........................           700        16,538
 Amcore Financial, Inc. ............................           300         6,750
*America West Airlines, Inc. Class B ...............         1,800        26,325
*American Banknote Corp. ...........................         1,600         7,800
*American Ecology Corp. ............................           700           722
*American Freightways Corp. ........................           900         9,225
 American Heritage Life Investment Corp. ...........         1,200        27,075
*American Mobile Satellite Corp. ...................           600         7,388
*American Pacific Corp. ............................           700         4,813
 American Recreation Centers, Inc. .................           400         2,025
*American Software, Inc. Class A ...................           300         1,781
*American Travellers Corp. .........................         1,350        47,588
*American Waste Services, Inc.
  Class A ..........................................         2,100         4,463
*American White Cross, Inc. ........................           600           141
*Ameriwood Industries International Corp. ..........           400         3,725
 Ameron, Inc. ......................................           300        14,475
*Ames Department Stores, Inc. ......................           800         3,900
 Ampco-Pittsburgh Corp. ............................           400         5,550
*Amrep Corp. .......................................           600         2,925
*Amtech Corp. ......................................           800         6,050
*Amtran, Inc. ......................................           300         2,175
 Amvestors Financial Corp. .........................           691         9,933
 Analogic Corp. ....................................           100         2,750
 Andover Bancorp, Inc. DE ..........................           480        12,870
 Angelica Corp. ....................................           800        15,400

                                                           Shares         Value+
                                                           --------     --------
*Ann Taylor Stores Corp. ...........................         2,000       $40,500
*Antec Corp. .......................................         1,000         9,625
*Apertus Technologies, Inc. ........................           300           928
*Apogee, Inc. ......................................           200         1,138
*Applied Extrusion Technologies, Inc. ..............           500         4,688
*Arch Communications Group, Inc. ...................         1,000        10,875
 Arkansas Best Corp. ...............................         1,700         8,606
*Artistic Greetings, Inc. ..........................           500         2,344
 Arvin Industries, Inc. ............................         1,900        45,125
 Ashland Coal, Inc. ................................         1,200        30,900
*Astec Industries, Inc. ............................           900         7,988
*Astrosystems, Inc. ................................           400         2,225
*Astrotech International Corp. .....................           800         4,150
*Atkinson (Guy F.) of California ...................           500         5,094
*Atlantic Gulf Communities Corp. ...................           500         2,188
*Atlantic Tele-Network, Inc. .......................         1,000        19,188
*Au Bon Pain, Inc. Class A .........................           100           769
*Audiovox Corp. Class A ............................           800         4,200
 Augat, Inc. .......................................         1,700        48,025
*Autoinfo, Inc. ....................................           600         1,688
 Aviall, Inc. ......................................           800         7,900
*Avid Technology, Inc. .............................           900        11,475
*Aydin Corp. .......................................           400         3,600
*Aztar Corp. .......................................         3,300        23,925
 Aztec Manufacturing Co. ...........................           500         3,563
 BEI Electronics, Inc. .............................           600         6,563
*BMC West Corp. ....................................           500         6,000
*BPI Packaging Technologies, Inc. ..................           300           703
 BSB Bancorp, Inc. .................................           600        16,050
 Badger Meter, Inc. ................................           100         3,913
 Bairnco Corp. .....................................           900         5,625
 Baker (J.), Inc. ..................................         1,200         7,425
*Baker (Michael) Corp. .............................           700         4,463
*Baldwin Piano & Organ Co. .........................           300         3,863
*Baldwin Technology, Inc. Class A ..................         1,400         3,675
*Bally Total Fitness Holding Corp. .................         1,000         5,625
*Bank United Financial Corp. Class A ...............           200         1,813
 Bankers Corp. .....................................         1,100        21,313
*Banner Aerospace, Inc. ............................         1,000         8,375
*Banyan System, Inc. ...............................           600         2,475
*Basin Exploration, Inc. ...........................           900         5,569
 Bassett Furniture Industries, Inc. ................         1,200        27,225
 Bay View Capital Corp. ............................           600        24,900
*Bayou Steel Corp. Class A .........................           900         2,531
*Be Aerospace, Inc. ................................         1,400        32,288
*Beazer Homes USA, Inc. ............................           700        11,288
*Bel Fuse, Inc. ....................................           400         5,050
*Bell Microproducts, Inc. ..........................           500         3,938
*Bell Sports Corp. .................................           300         1,894
*Bellwethwer Exporation Co. ........................           500         3,875
*Ben & Jerry's Homemade, Inc. Class A ..............           200         2,563
*Ben Franklin Retail Stores, Inc. ..................           500            50
*Berlitz International, Inc. .......................           900        17,325
*Bertuccis, Inc. ...................................           700         3,806
 Bindley Western Industries, Inc. ..................           300         5,325
 Binks Manufacturing Co. ...........................           300         8,400
*Bird Corp. ........................................           400         2,150
 Birmingham Steel Corp. ............................         1,500        26,438
 Blair Corp. .......................................           500         9,813

VA SMALL VALUE PORTFOLIO
CONTINUED

                                                           Shares         Value+
                                                           --------     --------
*Blowout Entertainment, Inc. .......................            12       $    46
*Bluegreen Corp. ...................................           700         2,013
*Bombay Co., Inc. ..................................         2,100         9,975
*Bon-Ton Stores, Inc. ..............................           900         5,175
*Boomtown, Inc. ....................................           800         5,250
*Borland International, Inc. .......................         1,400        11,331
*Borror Corp. ......................................           300         1,350
 Bowne & Co., Inc. .................................           300         7,350
*Brothers Gourmet Coffees, Inc. ....................           300           788
*Brown & Sharpe Manufacturing Co. Class A ..........           700        10,063
 Brown Group, Inc. .................................           600        11,400
 Brush Wellman, Inc. ...............................           900        15,075
*Builders Transport, Inc. ..........................           400         1,200
*Burlington Coat Factory Warehouse Corp. ...........         1,200        14,400
*Buttrey Food & Drug Stores Co. ....................           700         5,775
 CPB, Inc. .........................................           200         5,925
*CSP, Inc. .........................................           200         1,625
 CTS Corp. .........................................           400        15,850
*Calcomp Technology, Inc. ..........................           400         1,138
 California Financial Holding Corp. ................           400        11,650
*California Microwave, Inc. ........................           700        10,500
 Calmat Co. ........................................         1,300        23,725
*Canandaigua Wine Co., Inc. Class A ................           800        21,500
 Capital Re Corp. ..................................         1,200        46,050
 Capsure Holdings Corp. ............................         1,300        12,350
 Cardinal Health, Inc. .............................           168        14,049
*Cardinal Realty Services, Inc. ....................           200         4,175
*Care Group, Inc. ..................................           700         1,225
 Carpenter Technology Corp. ........................           800        28,400
*Carson Pirie Scott & Co. ..........................           800        20,700
 Carter-Wallace, Inc. ..............................         2,900        45,313
 Cash America International, Inc. ..................         2,400        18,900
*Casino America, Inc. ..............................           800         2,800
*Casino Magic Corp. ................................         1,900         5,403
*Catalina Lighting, Inc. ...........................           600         3,000
*Catherines Stores Corp. ...........................           500         2,875
 Cato Corp. Class A ................................         1,500         7,406
*Cell Genesys, Inc. ................................           500         3,406
*Cellstar Corp. ....................................           300         3,544
 Cenfed Financial Corp. ............................           440        13,310
 Cenit Bancorp, Inc. ...............................           100         3,950
*Centennial Cellular Corp. Class A .................           600         7,013
*Central Sprinkler Corp. ...........................           200         3,725
*Central Tractor Farm & Country, Inc. ..............           300         4,200
 Chaparral Steel Co. ...............................         1,500        19,313
*Charming Shoppes, Inc. ............................         8,800        44,550
*Chart House Enterprises, Inc. .....................           700         3,763
*Cherry Corp. Class A ..............................           600         6,675
*Cherry Corp. Class B ..............................           400         4,250
*Chic by His, Inc. .................................         1,000         4,750
*Chock Full O' Nuts Corp. ..........................           500         2,313
 Citfed Bancorp, Inc. ..............................           400        18,550
 Citizens Bancorp MD ...............................           300        17,288
 Citizens Banking Corp. ............................           500        15,313
*Civic Bancorp .....................................           400         4,175
*Clean Harbors, Inc. ...............................           800         1,800
 Cleveland Cliffs, Inc. ............................           600        26,550
*Cliffs Drilling Co. ...............................           300        15,525
*Clothestime, Inc. .................................         1,200           338
*Coast Savings Financial, Inc. .....................         1,600        56,747
*Coastal Physician Group, Inc. .....................         1,000         3,750
 Coeur d'Alene Mines Corp. ID ......................         1,000        14,625
*Coho Energy, Inc. .................................         1,400        10,675

                                                           Shares         Value+
                                                           --------     --------
 Collagen Corp. ....................................           200       $ 4,013
 Commercial Intertech Corp. ........................           500         5,188
 Commercial Metals Co. .............................         1,300        41,438
*Community Psychiatric Centers .....................         3,700        33,300
 Computer Data Systems, Inc. .......................           500        16,125
*Concord Fabrics, Inc. Class A .....................           200         1,200
*Cone Mills Corp. NC ...............................         1,000         8,375
 Continental Homes Holding Corp. ...................           600        12,300
 Cooker Restaurant Corp. ...........................           500         5,563
 Core Industries, Inc. .............................           800        11,600
*Cortech, Inc. .....................................         1,500         2,578
*Criticare Systems, Inc. ...........................           600         1,481
 Cross (A.T.) Co. Class A ..........................           500         5,500
*Crosscomm Corp. ...................................           500         2,938
*Crown Central Petroleum Corp. Class A .............           400         5,700
 Crown Crafts, Inc. ................................           700         6,475
*Crown-Andersen, Inc. ..............................           100           600
 Cubic Corp. .......................................           750        15,844
*Cybex International, Inc. .........................           400         3,850
*Cygne Designs, Inc. ...............................         1,100         1,031
*Cyrk, Inc. ........................................           300         3,769
*Cytrx Corp. .......................................           200           694
*D&N Financial Corp. ...............................           600         9,263
*DBA Systems, Inc. .................................           400         2,400
*DII Group, Inc. ...................................           200         4,925
*DIY Home Warehouse, Inc. ..........................           500         2,250
 DS Bancor, Inc. ...................................           210         8,925
*Daka International, Inc. ..........................           500         4,688
*Damark International, Inc. Class A ................           800         7,200
 Daniel Industries, Inc. ...........................           300         4,200
*Data General Corp. ................................           600         8,775
*Data Race, Inc. ...................................           400         6,775
*Dataflex Corp. ....................................           400         1,100
*Datakey, Inc. .....................................           200           863
*Datascope Corp. ...................................           500         9,250
*Datron Systems, Inc. ..............................           200         1,913
*Datum, Inc. .......................................           300         3,938
*Daxor Corp. .......................................           400         5,400
 Deb Shops, Inc. ...................................         1,100         5,019
*Deckers Outdoor Corp. .............................           500         4,375
 Defiance, Inc. ....................................           600         3,900
 Delchamps, Inc. ...................................           200         4,175
 Delta Woodside Industries, Inc. ...................         2,100        12,600
*Designs, Inc. .....................................         1,300         8,734
*Detection Systems, Inc. ...........................           200         3,663
*Detroit Diesel Corp. ..............................           500         9,875
*Devcon International Corp. ........................           400         2,625
*Dianon Systems, Inc. ..............................           500         4,000
*Digi International, Inc. ..........................           500         6,500
 Dime Financial Corp. ..............................           400         7,150
*Discovery Zone, Inc. ..............................         1,000           375
*Dixie Yarns, Inc. .................................         1,000         6,625
*Dominion Bridge Corp. .............................           600         1,556
 Downey Financial Corp. ............................           800        23,000
*Dress Barn, Inc. ..................................         1,900        27,194
*Drug Emporium, Inc. ...............................         1,100         4,469
 Dyersburg Corp. ...................................         1,100         6,600
 Dynamics Corp. of America .........................           300         8,550
*E-Z-Em, Inc. Class A ..............................           300         3,319
*E-Z-Em, Inc. Class B ..............................             9            97
*EIS International, Inc. ...........................           500         4,375
*ESCO Electronics Corp. Trust Receipts .............           900         8,775
 Eastern Bancorp, Inc. .............................           300         6,713

VA SMALL VALUE PORTFOLIO
CONTINUED

                                                           Shares         Value+
                                                           --------     --------
 Eastern Co. .......................................           200       $ 2,700
 Eaton Vance Corp. .................................           800        34,400
 Ecology & Environment, Inc. Class A ...............           200         1,888
*Edison Brothers Stores, Inc. ......................         1,900         2,613
*Edisto Resources Corp. ............................         1,100        10,038
*Egghead, Inc. .....................................         1,500         9,281
 Ekco Group, Inc. ..................................         1,600         5,400
*Electroglas, Inc. .................................         1,000        17,500
*Electromagnetic Sciences, Inc. ....................           600        12,375
*Emcon .............................................           700         2,713
*Empire of Carolina, Inc. ..........................           200         1,300
 Energen Corp. .....................................           900        24,413
 Enhance Financial Services Group, Inc. ............           800        27,400
*Environmental Elements Corp. ......................           600         1,500
*Envirotest Systems Corp. Class A ..................         1,000         2,281
*Equitrac Corp. ....................................           300         3,150
*Equity Oil Co. ....................................           300           984
*Evans & Sutherland Computer Corp. .................           700        17,763
 Evergreen Bancorp, Inc. DE ........................           800        12,850
*Evergreen Resources, Inc. .........................           500         3,281
*Exar Corp. ........................................           500         7,906
 Excel Industries, Inc. ............................           900        13,500
 Exide Corp. .......................................           800        20,400
*Exide Electronics Group, Inc. .....................           300         3,263
*Ezcorp, Inc. Class A Non-Voting ...................           600         4,613
*FM Properties, Inc. ...............................           500         1,438
*FSI International, Inc. ...........................           800        11,650
*FTP Software, Inc. ................................         1,000         7,875
 Fab Industries, Inc. ..............................           500        13,375
*Failure Group, Inc. ...............................           600         3,525
*Fairchild Corp. Class A ...........................           300         4,988
*Fairfield Communities, Inc. .......................           300         7,350
 Family Bancorp ....................................           300        10,538
*Fansteel, Inc. ....................................           700         4,638
*Farah, Inc. .......................................           900         5,963
 Farrel Corp. ......................................           200           575
*Fibreboard Corp. ..................................           200         6,925
*Fieldcrest Cannon, Inc. ...........................           500         7,188
*Filenes Basement Corp. ............................         1,700         8,341
*First Alert, Inc. .................................         1,100         4,331
 First American Financial Corp. ....................         1,000        36,625
*First Cash, Inc. ..................................           300         1,594
 First Central Financial Corp. .....................         1,000         3,813
*First Citizens Financial Corp. ....................           220         4,098
 First Defiance Financial Corp. ....................           200         2,450
 First Essex Bancorp ...............................           500         6,938
 First Financial Corp. of Western Maryland .........           200         6,375
 First Northern Capital Corp. ......................           400         6,800
*First Republic Bancorp, Inc. ......................           600        10,725
 First Union Corp. .................................           474        36,199
*FirstFed Financial Corp. DE .......................           900        21,488
 Flexsteel Industries, Inc. ........................           600         7,725
 Florida Rock Industries, Inc. .....................           800        24,600
 Fluke Corp. .......................................           200         8,625
*Fluor Daniel/GTI, Inc. ............................           316         2,726
*Foster (L.B.) Co. Class A .........................           800         3,275
*Foxmeyer Health Corp. .............................         1,400         3,150
*Franklin Electronic Publishers, Inc. ..............           500         6,250
 Freds, Inc. Class A ...............................           800         7,250
 Fremont General Corp. .............................         2,100        65,363
 Friedman Industries, Inc. .........................           525         3,150
 Frisch's Restaurants, Inc. ........................           649         8,761
*G-III Apparel Group, Ltd. .........................           600         1,706

                                                           Shares         Value+
                                                           --------     --------
*GTI Corp. .........................................           500       $ 2,688
*GZA Geoenvironmental Technologies, Inc. ...........           300           938
*Galey & Lord, Inc. ................................           300         3,900
*Galileo Electro-Optics Corp. ......................           600        14,475
*Gantos, Inc. ......................................           500         1,859
 Garan, Inc. .......................................           400         7,150
*Garnet Resources Corp. ............................         1,000           391
*Gasonics International, Inc. ......................           300         3,263
*Gehl Co. ..........................................           500         4,188
*General Host Corp. ................................         1,995         6,983
 General Housewares Corp. ..........................           300         3,000
*Genicom Corp. .....................................           500         1,984
*Genlyte Group, Inc. ...............................         1,100         9,900
*Genus, Inc. .......................................           800         5,500
 Gerber Scientific, Inc. ...........................           900        13,950
*Giant Group, Ltd. .................................           400         3,350
 Giant Industries, Inc. ............................         1,000        15,250
*Gibraltar Packaging Group, Inc. ...................           400         1,450
*Gibson Greetings, Inc. ............................         1,400        26,600
 Giddings & Lewis, Inc. ............................         1,700        19,763
 Golden Poultry Co., Inc. ..........................         1,200        12,300
*Good Guys, Inc. ...................................         1,200         9,675
*Gottschalks, Inc. .................................           300         2,025
*Government Technology Services, Inc. ..............           600         3,713
*Gradco Systems, Inc. ..............................           700         2,494
 Graham-Field Health Products, Inc. ................         1,100         8,938
*Grand Casinos, Inc. ...............................         1,500        19,125
 Grand Premier Financial, Inc. .....................           669         7,108
 Granite State Bankshares, Inc. ....................           200         4,425
 Graphic Industries, Inc. ..........................           900         8,156
*Greater New York Savings Bank NY ..................         1,100        14,575
 Green (A.P.) Industries, Inc. .....................           600         5,925
 Greenbrier Companies, Inc. ........................         1,300        12,513
*Ground Round Restaurants, Inc. ....................         1,000         2,516
 Grovebank for Savings .............................           100         4,913
 Guilford Mills, Inc. ..............................         1,200        30,750
*Gundle/SLT Environmental, Inc. ....................           800         5,100
 HF Financial Corp. ................................           200         3,325
*HMG Worldwide Corp. ...............................           600           844
*HS Resources, Inc. ................................           900        15,300
*Hamburger Hamlet Restaurants, Inc. ................           400             8
*Hampton Industries, Inc. ..........................           400         2,100
*Handex Environmental Recovery, Inc. ...............           600         7,125
 Handleman Co. .....................................         2,900        23,925
*Hanger Orthopedic Group, Inc. .....................           700         4,200
*Harding Lawson Associates Group, Inc. .............           400         2,650
 Harleysville Group, Inc. ..........................         1,200        36,900
*Hartmarx Corp. ....................................           500         2,625
 Harvey's Casino Resorts ...........................           500         8,313
*Hathaway Corp. ....................................           400         1,575
*Hauser Chemical Research, Inc. ....................           900         5,288
 Haverty Furniture Co., Inc. .......................           700         9,188
 Health Images, Inc. ...............................         1,000        15,625
*Health O Meter Products, Inc. .....................           800         4,850
*Healthcare Services Group, Inc. ...................           500         4,875
 Hechinger Co. Class A .............................         2,600         6,988
 Hechinger Co. Class B .............................           200           863
*Hein-Werner Corp. .................................           210         1,326
*Hi-Lo Automotive, Inc. ............................           500         1,313
 Hoenig Group, Inc. ................................           500         2,188
 Home Port Bancorp, Inc. ...........................           200         3,413

VA SMALL VALUE PORTFOLIO
CONTINUED

                                                           Shares         Value+
                                                           --------     --------
*Home State Holdings, Inc. ...........................          500      $ 3,844
 Horizon Financial Corp. .............................          200        2,725
*Horizon/CMS Healthcare Corp. ........................        1,500       16,125
*Hovnanian Enterprises, Inc. Class A .................        1,300        7,638
 Hudson Foods, Inc. Class A ..........................          500        9,125
 Huffy Corp. .........................................          800       11,000
 Hughes Supply, Inc. .................................          500       21,500
*Hugoton Energy Corp. ................................          600        6,563
 Hunt (J.B.) Transportation Services, Inc. ...........        1,100       15,400
 Hunt Manufacturing Co. ..............................          300        5,288
*Hycor Biomedical, Inc. ..............................          100          356
*Hyde Athletic Industries, Inc. Class B ..............          300        1,425
 ICO, Inc. ...........................................          800        5,250
*ICU Medical, Inc. ...................................          500        4,031
*Imperial Holly Corp. ................................          200        3,100
*Inacom Corp. ........................................          800       24,850
 Indiana Federal Corp. ...............................          400        8,800
*Information Resources, Inc. .........................          800        9,150
 Ingles Market, Inc. Class A .........................          400        5,800
*Innodata Corp. ......................................          200          288
 Insteel Industries, Inc. ............................          700        5,600
*Insurance Auto Auctions, Inc. .......................        1,000        9,375
 Integrated Health Services, Inc. ....................          900       19,800
*Integrated Process Equipment Corp. ..................          500        8,531
 Intelligent Electronics, Inc. .......................          500        3,750
*Interface Systems, Inc. .............................          400        2,250
 Interface, Inc. Class A .............................        1,300       25,838
*Intergraph Corp. ....................................        1,400       12,688
 International Multifoods Corp. ......................        1,500       23,625
*International Technology Corp. ......................          150        1,519
*International Thoroughbred Breeders, Inc. ...........          800        2,750
 Interpool, Inc. .....................................          100        2,400
 Interstate Johnson Lane, Inc. .......................          200        2,625
*Intertan, Inc. ......................................          900        5,175
 Investors Financial Services Corp. ..................          223        6,105
 Investors Financial Services Corp. Class A ..........           43        1,177
 Isco, Inc. ..........................................          200        1,975
*Isolyser Co., Inc. ..................................        1,400       11,375
*Iwerks Entertainment, Inc. ..........................          900        5,794
*J & J Snack Foods Corp. .............................          800        8,750
 J & L Specialty Steel, Inc. .........................        1,600       19,400
*JPE, Inc. ...........................................          200        1,525
 JSB Financial, Inc. .................................          900       32,738
*Jaclyn, Inc. ........................................          200        1,063
 Jacobson Stores, Inc. ...............................          500        4,813
*Jan Bell Marketing, Inc. ............................        2,200        5,088
*Jean Philippe Fragrances, Inc. ......................          500        3,500
 John Alden Financial Corp. ..........................        1,200       21,150
 Johnston Industries, Inc. ...........................          300        2,363
*Johnstown American Industries, Inc. .................          300        1,238
*Jones Intercable, Inc. Class A ......................          900        9,619
 Justin Industries, Inc. .............................        2,300       24,294
 K Swiss, Inc. Class A ...............................          300        3,319
 Kaman Corp. Class A .................................          200        2,500
 Katy Industries, Inc. ...............................          800       11,100
 Kellwood Co. ........................................        1,800       32,400
*Kerr Group, Inc. ....................................          300          825
*Key Production Co., Inc. ............................          800       10,100
*Key Tronic Corp. ....................................          500        4,344
*Keystone Consolidated Industries, Inc. ..............          298        2,198

                                                           Shares         Value+
                                                           --------     --------
*Kinder-Care Learning Centers, Inc. ..............          1,700        $33,788
 Knape & Vogt Manufacturing Co. ..................            500          8,000
*Kulicke & Soffa Industries, Inc. ................            800         16,300
*LTX Corp. .......................................          1,900         11,163
 Ladd Furniture, Inc. ............................            700          9,406
*Laserscope ......................................            600          3,300
 Lawyers Title Corp. .............................            800         15,200
*Lechters, Inc. ..................................          1,500          7,125
 Lennar Corp. ....................................            500         13,000
*Life USA Holdings, Inc. .........................          1,000         10,000
 Lillian Vernon Corp. ............................            300          3,600
 Lindberg Corp. ..................................            400          3,950
*Liuski International, Inc. ......................            400            975
*Living Centers of America, Inc. .................            900         22,838
*Logic Devices, Inc. .............................            200            644
*Loronix Information Systems, Inc. ...............            200            913
*Louis Dreyfus Natural Gas Corp. .................            350          5,994
 Lufkin Industries, Inc. .........................            600         12,675
 Lukens, Inc. DE .................................          1,300         23,888
 MAF Bancorp, Inc. ...............................            826         28,291
 MDC Holdings, Inc. ..............................            500          3,750
*MI Schottenstein Homes, Inc. ....................            800          7,900
*MK Gold Corp. ...................................          1,700          2,550
*MRS Technology, Inc. ............................            200            475
*MS Carriers, Inc. ...............................          1,100         20,625
 MTS Systems Corp. ...............................            800         16,300
 Marcus Corp. ....................................            500         11,563
*Mariner Health Group, Inc. ......................          1,600         11,800
 Maritrans, Inc. .................................          1,000          6,125
 Marsh Supermarkets, Inc. Class A ................            300          3,600
 Marsh Supermarkets, Inc. Class B ................            400          4,500
 Maryland Federal Bancorp ........................            315         10,415
*Matrix Pharmaceutical, Inc. .....................            900          7,763
*Matrix Service Co. ..............................            800          4,600
*Maverick Tube Corp. .............................            600          9,450
*Maxwell Technologies, Inc. ......................            200          8,975
*Maxxam, Inc. ....................................            500         23,063
*Maxxim Medical, Inc. ............................            700          8,925
*McFarland Energy, Inc. ..........................            400          4,475
 Medex, Inc. .....................................            500         11,656
*Medical Graphics Corp. ..........................            200          1,000
*Melamine Chemicals, Inc. ........................            500          3,813
*Mercer International, Inc. ......................            800          9,550
 Merchants Bancorp, Inc. .........................            200          6,150
 Meridian Insurance Group, Inc. ..................            600          8,625
*Merisel, Inc. ...................................          2,500          4,688
*Mesa Air Group, Inc. ............................          2,800         27,825
*Mesaba Holdings, Inc. ...........................            700          9,275
*Metrocall, Inc. .................................            500          2,719
*Meyerson (M.H.) & Co., Inc. .....................            200            563
 Michael Foods, Inc. .............................          1,700         19,550
*Michaels Stores, Inc. ...........................            900          9,028
*Microage, Inc. ..................................          1,200         27,000
*Microcom, Inc. ..................................            800          9,100
*Micronics Computers, Inc. .......................          1,100          3,059
 Mid America Banccorp ............................            849         15,914
*MidAmerican Waste System, Inc. ..................          1,000            563
*Midisoft Corp. ..................................            300            975
*Midwest Grain Products, Inc. ....................            200          3,250
*Mikasa, Inc. ....................................            100          1,050
*Mikohn Gaming Corp. .............................            800          5,500
*Miltope Group, Inc. .............................            500          1,438
 Mine Safety Appliances Co. ......................            500         25,594
*Mobilemedia Corp. Class A .......................            700            809
*Monarch Casino and Resort, Inc. .................            500          1,469

VA SMALL VALUE PORTFOLIO
CONTINUED

                                                           Shares         Value+
                                                           --------     --------
 Monarch Machine Tool Co. ............................          300      $ 2,513
*Moog, Inc. Class A ..................................          500       12,000
*Morgan Products, Ltd. ...............................          700        4,900
*Mountasia Entertainment International, Inc. .........          500        1,594
 Movado Group, Inc. ..................................          500       12,750
*Movie Gallery, Inc. .................................          500        6,875
*Musicland Stores Corp. ..............................        2,900        4,350
 NBT Bancorp .........................................          772       14,567
 NCH Corp. ...........................................          200       11,400
*NS Group, Inc. ......................................        1,200        4,125
*NSA International, Inc. .............................          200          338
 NYMAGIC, Inc. .......................................        1,000       18,000
 Nacco Industries, Inc. Class A ......................          600       28,650
 Nash Finch Co. ......................................          900       17,213
*Nashua Corp. ........................................          500        7,938
*Nathans Famous, Inc. ................................          400        1,525
*National Auto Credit, Inc. ..........................        1,630       16,708
*National City Bancorp ...............................          660       13,448
*National Home Centers, Inc. .........................          500        1,063
*National Patent Development Corp. ...................          500        4,250
 National Presto Industries, Inc. ....................          500       18,438
*National Steel Corp. Class B ........................        1,100       10,313
*Natural Wonders, Inc. ...............................          700        3,806
*Neostar Retail Group, Inc. ..........................          100            8
*Netframe Systems, Inc. ..............................          500        1,531
*Netrix Corp. ........................................          800        4,100
*Network Computing Devices, Inc. .....................          300        2,513
*New Brunswick Scientific Co., Inc. ..................          315        2,166
 New Jersey Resources Corp. ..........................        1,500       44,438
 Newmil Bancorp, Inc. ................................          200        1,825
 Newport Corp. .......................................          500        4,375
*Nexthealth, Inc. ....................................          700        2,078
*Noodle Kidoodle, Inc. ...............................          200        1,138
*Nord Resources Corp. ................................        1,400        5,950
*Nortek, Inc. ........................................        1,100       16,913
 North American Mortgage Co. .........................          300        6,900
 North Side Savings Bank NY ..........................          400       20,950
*Norton McNaughton, Inc. .............................          200        1,675
 Norwich Financial Corp. .............................          400        7,825
*Novacare, Inc. ......................................        5,600       47,600
*Nview Corp. .........................................          400        1,525
 O'Sullivan Corp. ....................................          600        6,450
*O'Sullivan Industries Holdings, Inc. ................        1,100       12,238
*O.I. Corp. ..........................................          400        1,350
*OHM Corp. ...........................................          400        3,400
*OMI Corp. ...........................................        2,600       19,825
*Oak Technology, Inc. ................................        1,500       14,906
*Offshore Logistics, Inc. ............................          700       14,088
*Old America Stores, Inc. ............................          400        1,900
*Olympic Financial, Ltd. .............................        1,200       16,650
*Olympic Steel, Inc. .................................          700       17,019
 OnbanCorp, Inc. .....................................        1,200       46,200
*One Price Clothing Stores, Inc. .....................          900        2,503
 Oneida, Ltd. ........................................          900       15,300
*Oneita Industries, Inc. .............................          600        2,250
*Onyx Acceptance Corp. ...............................          100          813
*Opal, Inc. ..........................................          400        7,325
*Opinion Research Corp. ..............................          200          838
*Opti, Inc. ..........................................          700        3,697
*Option Care, Inc. ...................................          800        3,950
 Orange Co., Inc. ....................................          700        5,338
 Oregon Steel Mills, Inc. ............................        1,700       29,113
 Oshkosh Truck Corp. Class B .........................          700        8,225
*Ostex International, Inc. ...........................          400        2,400

                                                           Shares         Value+
                                                           --------     --------
 Outboard Marine Corp. .............................         1,700       $27,625
*Outlook Group Corp. ...............................           400         1,875
 Overseas Shipholding Group, Inc. ..................         1,300        20,800
 Oxford Industries, Inc. ...........................           700        12,775
*PLM International, Inc. ...........................         1,000         3,250
*Pacific Rim Holding Corp. .........................           800         2,363
 Pacific Scientific Co. ............................           300         3,450
 Palfed, Inc. ......................................           400         5,750
 Pancho's Mexican Buffet, Inc. .....................           400           813
*Paragon Trade Brands, Inc. ........................           500        13,875
 Park Electrochemical Corp. ........................           300         6,825
*Park-Ohio Industries, Inc. ........................           300         4,369
*Patterson Energy, Inc. ............................           148         4,070
*Payless Cashways, Inc. ............................         3,400         5,950
*Penn Traffic Co. ..................................           200         1,025
*Penn Treaty American Corp. ........................           600        14,700
 Penn Virginia Corp. ...............................           200         8,075
 Peoples Heritage Financial Group, Inc. ............         1,400        39,288
*Peoples Telephone Co., Inc. .......................         1,400         5,163
*Perfumania, Inc. ..................................           600         1,913
*Perini Corp. ......................................           400         3,600
*Petrocorp, Inc. ...................................           700         6,869
*Pharmaceutical Resources, Inc. ....................         1,000         5,750
*Pharmchem Laboratories, Inc. ......................           500         1,977
 Phillips-Van Heusen Corp. .........................         1,500        19,313
 Piccadilly Cafeterias, Inc. .......................           900         8,100
*Pico Holdings, Inc. ...............................           500         1,891
 Pilgrim Pride Corp. ...............................         1,300        11,375
 Pillowtex Corp. ...................................           300         5,213
 Pinnacle Bank Jasper, AL ..........................           100         1,763
*Pinnacle Systems, Inc. ............................           200         2,075
 Pioneer Financial Services, Inc. ..................           500         9,250
 Piper Jaffray Companies, Inc. .....................           800        11,700
*Pittencrieff Communications, Inc. .................           600         2,456
 Pittston Burlington Group .........................           500         9,813
*Plasti-Line, Inc. .................................           100         1,025
*Players International, Inc. .......................         1,400         8,925
 Ply-Gem Industries, Inc. DE .......................           800        10,500
*Polymedica Industries, Inc. .......................           500         2,156
*Pool Energy Services Co. ..........................         1,200        17,775
 Pope & Talbot, Inc. ...............................         1,100        17,463
 Portsmouth Bank Shares, Inc. ......................           510         7,491
 Poughkeepsie Savings Bank FSB NY ..................         1,100         5,844
*President Casinos, Inc. ...........................           100            81
 Presidential Life Corp. ...........................         2,900        34,619
*Price Communications Corp. ........................           500         4,063
 Price Enterprises, Inc. ...........................           300         5,194
 Prime Bancorp, Inc. ...............................           330         6,600
*Procyte Corp. .....................................         1,100         2,406
*Proffitts, Inc. ...................................           900        36,338
*Progress Software Corp. ...........................           500        10,031
 Progressive Bank, Inc. ............................           200         6,900
 Proler International Corp. ........................           400         3,600
*Proteon, Inc. .....................................           700         2,691
 Provident Bankshares Corp. ........................           630        24,294
*Proxima Corp. .....................................           200         2,763
 Pulte Corp. .......................................           400        12,250
*QMS, Inc. .........................................           900         5,288
 Quaker Chemical Corp. .............................           500         8,438
*Quaker Fabric Corp. ...............................           700         7,263
 Quaker State Corp. ................................           500         8,563
 RCSB Financial, Inc. ..............................         1,300        39,081
 RLI Corp. .........................................           600        19,050

VA SMALL VALUE PORTFOLIO
CONTINUED

                                                           Shares         Value+
                                                           --------     --------
*RPC Energy Services, Inc. .........................         1,200       $18,600
*Rag Shops, Inc. ...................................           200           413
*Rally's Hamburgers, Inc. ..........................         1,300         5,484
*Ramsay Health Care, Inc. ..........................           700         1,881
 Raymond Corp. .....................................           200         3,550
*Read-Rite Corp. ...................................           700        15,531
*Reading Entertainment, Inc. .......................           400         3,925
*Recoton Corp. .....................................           300         4,463
*Redwood Empire Bancorp ............................           200         2,150
 Refac Technology Development Corp. ................           300         1,969
*Rentrak Corp. .....................................           100           381
*Republic Automotive Parts, Inc. ...................           300         4,800
*Republic Engineered Steels, Inc. ..................           100           225
*Rex Stores Corp. ..................................           500         4,875
 Rexene Corp. ......................................           300         3,975
*Rhodes, Inc. ......................................           500         3,500
*Riddell Sports, Inc. ..............................           700         3,216
 Riggs National Corp. ..............................         1,400        24,238
 Roanoke Electric Steel Corp. ......................           200         2,775
*Rodman & Renshaw Capital Group, Inc. ..............           600           900
*Rollins Environmental Services, Inc. ..............         5,200        10,400
 Rollins Truck Leasing Corp. .......................         3,900        46,800
 Rouge Steel Co. Class A ...........................           600        12,975
*Ruby Tuesday, Inc. ................................         1,000        16,125
*Ryans Family Steak Houses, Inc. ...................         2,900        20,028
 Rykoff-Sexton, Inc. ...............................           100         1,450
 Ryland Group, Inc. ................................           500         6,938
*S&K Famous Brands, Inc. ...........................           400         3,675
 SPX Corp. .........................................         1,100        34,925
*STM Wireless, Inc. Class A ........................           200         1,438
 Saint Paul Bancorp, Inc. ..........................         1,600        45,100
*Salant Corp. DE ...................................           600         2,100
*San Filippo (John B.) & Son, Inc. .................           800         4,150
 Sanderson Farms, Inc. .............................           100         1,594
 Sands Regent Casino Hotel .........................           400         1,225
*Schuler Homes, Inc. ...............................           800         4,700
*Scios-Nova, Inc. ..................................         3,100        17,631
*Seacor Holdings, Inc. .............................           500        31,625
 Seafield Capital Corp. ............................           300        10,425
*Secom General Corp. ...............................           400         1,100
 Security Capital Corp. W.I ........................           200        14,275
 Security Connecticut Corp. ........................           500        17,250
 Selective Insurance Group, Inc. ...................           500        17,063
*Sequent Computer Systems, Inc. ....................         2,100        35,569
*Sequoia Systems, Inc. .............................           500         1,102
*Serv-Tech, Inc. ...................................           600         1,763
*Service Merchandise Co., Inc. .....................         3,400        18,700
*Sharper Image Corp. ...............................           500         1,719
*Shiloh Industries, Inc. ...........................         1,100        18,425
*Shoe Carnival, Inc. ...............................           300         1,613
*Shoney's, Inc. ....................................           558         4,604
 Shopko Stores, Inc. ...............................         2,700        41,850
 Showboat, Inc. ....................................           100         1,863
 Sifco Industries, Inc. ............................           400         4,300
*Signal Technology Corp. ...........................           600         4,425
*Silicon Valley Group, Inc. ........................         1,300        27,463
*Sizzler International, Inc. .......................         2,400         6,900
 Skyline Corp. .....................................           900        23,400
 Skywest, Inc. .....................................           600         8,513
 Smith (A.O.) Corp. ................................           800        23,700
 Smith (A.O.) Corp. Convertible Class A ............           200         5,800
 Snyder Oil Corp. ..................................         1,600        27,600

                                                           Shares         Value+
                                                           --------     --------
*Softech, Inc. .....................................           300       $   825
 South Jersey Industries, Inc. .....................           300         7,238
 Southdown, Inc. ...................................         1,500        48,888
*Southwall Technologies, Inc. ......................           500         3,344
 Southwest Bancshares, Inc. DE .....................           300         5,513
 Southwest Securities Group, Inc ...................           200         2,563
 Southwestern Energy Co. ...........................         2,200        35,200
*Spacelabs Medical, Inc. ...........................           500        10,063
*Spaghetti Warehouse, Inc. .........................           500         2,500
 Spartan Motors, Inc. ..............................           500         3,188
*Sparton Corp. .....................................           500         4,000
*Spec's Music, Inc. ................................           400           450
*Specialty Chemical Resources, Inc. ................           300           525
*Spectran Corp. ....................................           500         8,781
*Speizman Industries, Inc. .........................           300         1,659
*Sport Chalet, Inc. ................................           600         2,025
*Sportmart, Inc. Class A ...........................           250           758
*Sports & Recreation, Inc. .........................         1,700        14,663
*Sports Club Co., Inc. .............................           600         1,575
*Staff Builders, Inc. Class A ......................           400           975
*Standard Commercial Corp. .........................           840        11,344
*Standard Management Corp. .........................           200           938
*Standard Microsystems Corp. .......................         1,100        12,100
 Standard Motor Products, Inc. Class A .............         1,100        15,125
 Standard Pacific Corp. DE .........................         2,600        15,275
 Standard Products Co. .............................         1,400        32,025
 Stant Corp. .......................................         1,000        12,500
*Staodyn, Inc. .....................................           500           672
*Starcraft Corp. ...................................           200           763
 Starrett (L.S.) Co. Class A .......................           200         5,550
 Steel Technologies, Inc. ..........................           500         6,313
*Steel of West Virginia, Inc. ......................           600         3,375
 Sterling Bancorp ..................................           500         7,438
*Sterling Financial Corp. WA .......................           600         8,138
 Stewart Information Services Corp. ................           500        10,531
*Stokely USA, Inc. .................................         1,000         1,875
 Stone & Webster, Inc. .............................           800        26,100
*Stratus Computer, Inc. ............................         1,200        30,900
 Strawbridge & Clothier Class A ....................           900        14,963
*Strouds, Inc. .....................................           100           400
*Stuart Entertainment, Inc. ........................           600         3,375
*Sulcus Computer Corp. .............................           500         1,063
 Sumitomo Bank of California .......................           300         7,688
*Summit Care Corp. .................................           200         3,000
*Summit Technology, Inc. ...........................           500         2,609
*Sun Coast Plastics, Inc. ..........................           200           700
*Sun Healthcare Group, Inc. ........................         2,000        25,000
*Sun Sportswear, Inc. ..............................           500         1,031
 Sun Television and Appliances, Inc. ...............         1,500         3,938
*Sunrise Medical, Inc. .............................           700        10,063
*Sunrise Resources, Inc. ...........................           400         1,725
 Susquehanna Bancshares, Inc. ......................           500        17,688
*Swiss Army Brands, Inc. ...........................           700         9,800
*Syms Corp. ........................................         1,500        13,125
*Syncor International Corp. DE .....................           900         9,056
*Syntellect, Inc. ..................................           700         3,456
*Syquest Technology, Inc. ..........................           900         4,444
*Syratech Corp. ....................................           200         6,200
*TBC Corp. .........................................           400         2,925
 TCBY Enterprises, Inc. ............................         2,200         9,350
 TJ International, Inc. ............................         1,400        30,450
 TR Financial Corp. ................................           500        14,656
 Tab Products Co. DE ...............................           400         3,100
*Taco Cabana Inc. ..................................         1,300         8,694

VA SMALL VALUE PORTFOLIO
CONTINUED

                                                           Shares         Value+
                                                           --------     --------
*Tandy Crafts, Inc. ................................         1,000       $ 6,625
*Tanknology Environmental, Inc. ....................         1,200         2,475
 Telxon Corp. ......................................           500         6,031
*Tesoro Petroleum Corp. ............................         1,100        15,950
*Theratx, Inc. .....................................           500         5,250
 Thomas Industries, Inc. ...........................           300         6,075
 Thomaston Mills, Inc. .............................           400         4,550
*Thorn Apple Valley, Inc. ..........................           500         6,375
*Tipperary Corp. ...................................           500         2,500
*Titan Corp. .......................................         1,000         3,000
 Titan Wheel International, Inc. ...................         1,200        15,900
 Toastmaster, Inc. .................................           600         1,800
*Todd Shipyards Corp. ..............................           800         5,500
 Tower Air, Inc. ...................................           600         1,819
*Trans World Airlines, Inc. ........................         1,700        13,175
*Trans World Entertainment Corp. ...................           800         6,400
 Transnational RE Corp. Class A ....................           200         5,013
*Travel Ports of America, Inc. .....................           200           525
*Tremont Corp. DE ..................................           600        21,825
*Trend-Lines, Inc. Class A .........................           200           975
*Trism, Inc. .......................................           500         1,906
*Truevision, Inc. ..................................         1,300         3,331
*Tuboscope Vetco International, Inc. ...............         1,600        24,800
*Tuesday Morning Corp. .............................           700        15,225
*Tultex Corp. ......................................         2,500        17,813
 Twin Disc, Inc. ...................................           200         4,325
*Tyco Toys, Inc. ...................................         3,000        35,250
*Tyler Corp. .......................................         1,700         2,763
 U.S. Bancorp, Inc. ................................           500        20,250
*UNC, Inc. .........................................         1,500        13,875
*URS Corp. .........................................           719         6,022
 USX-Delhi Group ...................................           800        11,800
*Ultimate Electronics, Inc. ........................           300           900
*Ultradata Corp. ...................................           100           488
*Ultratech Stepper, Inc. ...........................           300         6,844
 Uni-Marts, Inc. ...................................           500         3,188
 Unico American Corp. ..............................           500         4,656
*Union Switch & Signal, Inc. .......................           250         1,859
*Uniroyal Technology Corp. .........................         1,100         3,163
*United American Healthcare Corp. ..................           200         1,275
 United Industrial Corp. ...........................           400         2,350
*United Retail Group, Inc. .........................           500         1,500
*United States Home Corp. ..........................         1,000        24,750
*Universal Hospital Services, Inc. .................           300         2,813
*Universal International, Inc. .....................           400           925
*Universal Standard Medical Labs, Inc. .............           500         1,969
*Uno Restaurant Corp. ..............................           300         2,063
*Utilx Corp. .......................................           600         2,194
*V Band Systems, Inc. ..............................           500         1,000
*VLSI Technology, Inc. .............................           800        18,400
*Value City Department Stores, Inc. ................         1,800        22,950
*Valuevision International, Inc. Class A ...........         1,400         7,744
*Variflex, Inc. ....................................           200         1,025
 Varlen Corp. ......................................           110         2,214

                                                           Shares         Value+
                                                           --------     --------
*Ventura County National Bancorp .......................         300   $   1,463
*Venture Stores, Inc. ..................................       1,500       4,875
*Veritas DGC, Inc. .....................................         900      19,238
*Vertex Communications Corp. ...........................         200       3,450
*Vicorp Restaurants, Inc. ..............................         800      11,200
*Video Display Corp. ...................................         300       1,144
*Video Lottery Technologies, Inc. ......................         900       3,994
*Vie de France Corp. ...................................         700       1,444
 Virginia Beach Federal Financial Corp. ................         400       3,675
*WHX Corp. .............................................       2,200      20,625
 WLR Foods, Inc. .......................................         300       3,825
 Walden Bancorp, Inc. ..................................         300      10,369
*Wall Data, Inc. .......................................         600       9,075
 Warren Bancorp, Inc. ..................................         300       4,500
*Washington Homes, Inc. ................................         700       3,150
 Washington National Corp. .............................         300       8,363
 Washington Savings Bank FSB Waldorf, MD ...............         400       1,900
 Watkins-Johnson Co. ...................................         500      13,000
 Watts Industries, Inc. Class A ........................       1,600      35,000
 Webb (Del) Corp. ......................................         800      13,500
 Webster Financial Corp. ...............................         500      18,750
*Weirton Steel Corp. ...................................       3,600       9,450
*Welcome Home, Inc. ....................................         200         175
 Wellman, Inc. .........................................       1,000      16,125
*Wells-Gardner Electronics Corp. .......................         200         800
 Wesbanco, Inc. ........................................         200       6,025
 Westco Bancorp, Inc. ..................................         300       6,525
*Western Beef, Inc. ....................................         500       5,250
*Weston (Roy F.), Inc. Class A .........................         600       2,250
*Whittaker Corp. .......................................         700       9,800
*Wickes Lumber Co. .....................................         200         713
 Wilshire Oil Co. of Texas .............................         500       2,688
 Windmere Corp. ........................................       1,400      20,125
 Wiser Oil Co. .........................................         800      13,900
 Wolohan Lumber Co. ....................................         600       7,613
*Wonderware Corp. ......................................         500       4,719
*Worldtex, Inc. ........................................       1,200       9,900
 Yankee Energy Systems, Inc. ...........................         900      19,800
*Yellow Corp. ..........................................       2,400      36,300
 York Financial Corp. ..................................         605      10,134
*Zale Corp. ............................................       3,000      59,625
*Zemex Corp. ...........................................         728       6,279
 Zenith National Insurance Corp. .......................       1,500      41,250
*Zilog, Inc. ...........................................       1,000      22,375
 Zurn Industries, Inc. .................................         300       8,588
                                                                       ---------
TOTAL COMMON STOCKS
  (Cost $7,059,369) ....................................               7,977,024
                                                                       ---------
PREFERRED STOCKS - (0.0%)
 Fedders Corp. Convertible
  (Cost $1,251) ........................................         500       2,938
                                                                       ---------
RIGHTS/WARRANTS - (0.0%)
*Amvestors Financial Corp. Warrants Class A 04/02/02
 (Cost $0) .............................................          46         230
                                                                       ---------

VA SMALL VALUE PORTFOLIO
CONTINUED
                                                   Face
                                                  Amount               Value+
                                                 --------          -------------
                                                   (000)
TEMPORARY CASH INVESTMENTS - (2.8%)
  Repurchase Agreement, PNC
  Securities Corp. 5.45%,
  12/02/96 (Collateralized
  by U.S. Treasury  Bills
  4.93%, 01/16/97) (Cost $227,000) ...........     $       227      $   227,000
                                                                    -----------
TOTAL INVESTMENTS - (101.8%)
   (Cost $7,287,620) .........................       8,207,192
                                                                    -----------
OTHER ASSETS AND LIABILITIES - (-1.8%)
 Other Assets ................................          11,659
 Payable for Investment
   Securities Purchased ......................        (153,513)
 Other Liabilities ...........................          (6,850)
                                                                    -----------
                                                                       (148,704)
                                                                    -----------
NET ASSETS - (100.0%) Applicable
  to 685,658 Outstanding
  $.01 Par Value Shares
  (100,000,000 Shares Authorized) ............                      $ 8,058,488
                                                                    ===========
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER  SHARE ..................                      $     11.75
                                                                    ===========


------
+See Note B to Financial Statements.
*Non-Income Producing Securities

               See accompanying Notes to Financial Statements.

                           STATEMENT OF NET ASSETS

                           VA LARGE VALUE PORTFOLIO

                              NOVEMBER 30, 1996

                                                             Shares      Value+
                                                            -------     --------
UNITED STATES - (98.3%)
COMMON STOCKS - (98.3%)
*AK Steel Holding Corp. ..........................          1,100       $ 41,938
*AMR Corp. .......................................          2,200        200,750
*Advanced Micro Devices, Inc. ....................          2,800         67,900
 Aetna, Inc. .....................................          3,600        259,650
 Ahmanson (H.F.) & Co. ...........................          2,400         79,200
 Albemarle Corp. .................................          1,100         19,938
 Alexander & Baldwin, Inc. .......................            600         15,975
 Alleghany Corp. .................................            100         21,150
*Alumax, Inc. ....................................            900         29,138
 Ambac, Inc. .....................................            700         47,950
*Amdahl Corp. ....................................          2,600         30,875
 Amerada Hess Corp. ..............................          2,200        129,525
*America West Airlines, Inc. Class B .............          1,100         16,088
 American General Corp. ..........................          4,300        176,838
 American National Insurance Co. .................            600         45,075
 Apple Computer, Inc. ............................          2,900         70,325
 Argonaut Group, Inc. ............................            300          8,888
 Asarco, Inc. ....................................            900         24,525
 Astoria Financial Corp. .........................            600         22,575
 Avnet, Inc. .....................................            800         46,800
*BHC Communications, Inc. Class A ................            100         10,213
 Ball Corp. ......................................            600         14,700
 Bancorp Hawaii, Inc. ............................            600         26,175
 Bankers Trust New York Corp. ....................          1,200        104,400
 Bear Stearns Companies, Inc. ....................          2,711         74,553
 Berkley (W.R.) Corp. ............................            300         15,825
*Bethlehem Steel Corp. ...........................          2,500         22,500
*Beverly Enterprises .............................          2,800         37,100
 Boise Cascade Corp. .............................          1,000         31,000
 Borg Warner Automotive, Inc. ....................            400         16,000
 Bowater, Inc. ...................................          1,200         45,150
*Burlington Industries, Inc. .....................          1,100         11,963
 Burlington Northern Santa Fe Corp. ..............          3,700        332,538
 CIGNA Corp. .....................................          1,600        226,200
*CNA Financial Corp. .............................          1,500        161,250
 CSX Corp. .......................................          4,900        229,075
*Cal Fed Bancorp, Inc. ...........................            700         16,975
*Caliber Systems, Inc. ...........................          1,200         23,250
 Centex Corp. ....................................            500         18,000
 Champion International Corp. ....................          2,300         98,900
 Chiquita Brands International, Inc. .............            300          3,975
*Chris-Craft Industries, Inc. ....................            412         16,841
 Chrysler Corp. ..................................         15,000        532,500
 Cincinnati Financial Corp. ......................          1,130         67,800
 Citizens Corp. ..................................            200          4,375
 Coca-Cola Enterprises, Inc. .....................          2,600        117,325
 Comdicso, Inc. ..................................            300          9,750
 Commerce Bancshares, Inc. .......................            746         33,454
 Commerce Group, Inc. ............................            600         14,400
 Comsat Corp. Series 1 ...........................          1,000         26,250
 Conrail, Inc. ...................................          1,600        155,600
 Consolidated Freightways, Inc. ..................            900         21,713
 Coors (Adolph) Co. Class B ......................            700         13,825
 Countrywide Credit Industries, Inc. .............          2,100         60,638
 Cummins Engine Co., Inc. ........................            800         36,200
 Cyprus Amax Minerals Co., Inc. ..................          2,100         51,975
*DSC Communications Corp. ........................          3,200         57,800
 Diamond Shamrock, Inc. ..........................            600         19,500

                                                             Shares      Value+
                                                            -------     --------
*Digital Equipment Corp. .........................          3,700     $  135,975
 Dillard Department Stores, Inc. Class A .........          2,700         82,688
*Dime Bancorp, Inc. ..............................          1,800         28,575
 Donaldson, Lufkin & Jenrette, Inc. ..............          1,500         53,438
 Enserch Corp. ...................................          1,000         23,375
*Enserch Exploration, Inc. .......................          3,600         40,950
 Equitable Companies, Inc. .......................          3,200         79,200
 Equitable of Iowa Companies .....................            600         26,850
*FHP International Corp. .........................            300         10,781
*Federated Department Stores, Inc. ...............          5,000        170,625
 Financial Security Assurance Holdings, Ltd. .....            600         19,050
 Fina, Inc. Class A ..............................            700         33,075
 Finova Group, Inc. ..............................            400         26,400
 First Colony Corp. ..............................            700         25,200
 First Hawaiian, Inc. ............................            200          6,488
 First of America Bank Corp. .....................            300         18,225
 Florida East Coast Industries, Inc. .............            300         26,400
 Ford Motor Co. ..................................         28,000        917,000
*Fruit of The Loom, Inc. Class A .................            800         28,500
 GATX Corp. ......................................            300         14,963
 General Motors Corp. ............................         17,900      1,031,467
 General Motors Corp. Class H ....................          2,400        130,800
 Georgia-Pacific Corp. ...........................          2,300        167,325
 Golden West Financial Corp. .....................          1,100         74,250
 Great Atlantic & Pacific Tea Co., Inc. ..........            800         26,200
 Great Western Financial Corp. ...................          2,900         90,263
 Greenpoint Financial Corp. ......................          1,500         72,375
 Heilig-Meyers Co. ...............................          1,000         13,875
 Helmerich & Payne, Inc. .........................            400         21,500
 Hollinger International, Inc. Class A ...........          1,700         18,700
 Inland Steel Industries, Inc. ...................          1,200         22,350
 International Paper Co. .........................          7,200        306,000
*International Speciality Products, Inc. .........          2,200         26,675
 James River Corp. of Virginia ...................          2,100         67,200
 K Mart Corp. ....................................         11,700        130,163
*Kaiser Aluminum Corp. ...........................          1,700         18,063
 LTV Corp. .......................................          2,900         31,175
 Lafarge Corp. ...................................          5,900        113,575
 Lehman Brothers Holdings, Inc. ..................          2,400         69,900
 Lennar Corp. ....................................            500         13,000
 Liberty Financial Companies, Inc. ...............            800         28,400
 Lincoln National Corp. ..........................          2,300        123,913
 Loews Corp. .....................................          2,800        259,700
 Longs Drug Stores Corp. .........................            100          5,013
 Longview Fibre Co. ..............................          1,100         20,075
 Louisiana-Pacific Corp. .........................          2,700         61,088
 MBIA, Inc. ......................................            900         91,013
 MCI Communications Corp. ........................          3,200         97,800
 Mead Corp. ......................................          1,100         65,175
 Mercantile Stores Co., Inc. .....................            700         35,175
*Meyer (Fred), Inc. DE ...........................            800         26,800
 Mitchell Energy & Development Corp. Class A .....            300          6,469
 Mitchell Energy & Development Corp. Class B .....            600         12,675
 Morgan (J.P.) & Co., Inc. .......................          1,000         94,375
 Murphy Oil Corp. ................................            200         10,200

VA LARGE VALUE PORTFOLIO
CONTINUED


                                                             Shares      Value+
                                                            -------     --------
*National Semiconductor Corp. ........................        2,600     $ 63,700
*Navistar International Corp. ........................        2,200       20,900
*Nextel Communications Corp. Class A .................        5,100       76,819
 Norfolk Southern Corp. ..............................        3,700      333,000
 Occidental Petroleum Corp. ..........................        7,800      187,200
 Ogden Corp. .........................................        1,100       21,313
 Ohio Casualty Corp. .................................          700       24,063
 Old Republic International Corp. ....................        2,100       56,963
 Overseas Shipholding Group, Inc. ....................          500        8,000
 PHH Corp. ...........................................          700       31,413
 Paccar, Inc. ........................................          300       20,025
 Paine Webber Group, Inc. ............................        1,300       35,263
 Paul Revere Corp. ...................................        1,000       31,625
 Phelps Dodge Corp. ..................................        1,400      101,675
 Potlatch Corp. ......................................          700       30,975
 Pulte Corp. .........................................          400       12,250
*Quantum Corp. .......................................          900       24,188
 RJR Nabisco Holdings Corp. ..........................        6,540      209,280
 Rayonier, Inc. ......................................          700       27,125
 Reliance Group Holdings, Inc. .......................        2,700       24,300
 Reliastar Financial Corp. ...........................          200       11,150
 Republic New York Corp. .............................          300       26,475
 Reynolds Metals Co. .................................        1,600       95,200
 Ryder System, Inc. ..................................        2,000       60,750
 Safeco Corp. ........................................        3,100      129,425
 Saint Paul Companies, Inc. ..........................        1,900      111,863
 Salomon, Inc. .......................................        2,600      118,625
 Sensormatic Electronics Corp. .......................        1,300       26,000
 Signet Banking Corp. ................................        1,000       30,250
 Smiths Food & Drug Centers, Inc. Class B ............           49        1,482
 Southern New England Telecommunications Corp. .......          300       11,925
*Spiegel, Inc. Class A Non-Voting ....................          200        1,713
 Springs Industries, Inc. Class A ....................          300       13,950
 Standard Federal Bancorporation, Inc. ...............          200       11,275
 Stone Container Corp. ...............................        2,400       36,900
 Sun Company, Inc. ...................................        1,100       27,500
 TIG Holdings, Inc. ..................................          900       27,450
*Tandem Computers, Inc. ..............................        2,600       35,425
 Tecumseh Products Co. Class A .......................          200       11,775
 Telephone & Data Systems, Inc. ......................        1,100       41,113
 Temple-Inland, Inc. .................................        1,400       75,250
*Teradyne, Inc. ......................................        1,600       37,800
 Timken Co. ..........................................          800       36,500
 Transamerica Corp. ..................................        1,400      111,125
 Tyson Foods, Inc. Class A ...........................        1,800       59,063
 UMB Financial Corp. .................................          300       11,850
 USF&G Corp. .........................................        3,600       72,000
 USLIFE Corp. ........................................          650       20,069
 USX-Marathon Group, Inc. ............................        7,100      162,413
 USX-US Steel Group ..................................        2,100       63,263
 Union Camp Corp. ....................................        1,700       83,513
 Union Pacific Corp. .................................        3,400      198,050
*Union Pacific Resources Group, Inc. .................        2,879       86,010
 Unionbancal Corp. ...................................          700       38,325
*Unisys Corp. ........................................        2,500       19,063
*United States Cellular Corp. ........................        1,400       39,200
 Unitrin, Inc. .......................................          700       37,363
 Valero Energy Corp. .................................          900       27,000
 Valhi, Inc. .........................................        1,200        7,350

                                                                       Shares           Value+
                                                                      -------          ---------
*Value Health, Inc.  .......................................              900        $    16,313
*Viacom, Inc. Class B  .....................................            7,000            264,250
*Vishay Intertechnology, Inc.  .............................            1,600             33,600
*Waban, Inc.  ..............................................              600             15,825
 Washington Mutual, Inc.  ..................................            1,200             52,275
 Wellman, Inc.  ............................................            1,000             16,125
 Wesco Financial Corp.  ....................................              100             18,500
 Westvaco Corp.  ...........................................            2,300             64,975
 Weyerhaeuser Co.  .........................................            2,000             92,000
*Wheelabrator Technologies, Inc.  ..........................            3,600             58,950
 Whirlpool Corp.  ..........................................              300             15,000
*Woolworth Corp.  ..........................................            2,000             48,000
*Zurich Reinsurance Centre Holdings, Inc.  .................              500             15,313
                                                                                     -----------
TOTAL UNITED STATES
  (Cost $11,525,241) .......................................                          13,331,932
                                                                                     -----------
FRANCE - (0.0%)
INVESTMENT IN CURRENCY - (0.0%)
*French Francs (Cost $1,902)  ..............................                               1,886
                                                                                     -----------
GERMANY - (0.0%)
INVESTMENT IN CURRENCY - (0.0%)
*German Marks (Cost $850)  .................................                                 842
                                                                                     -----------
SPAIN - (0.0%)
INVESTMENT IN CURRENCY - (0.0%)
*Spanish Peseta (Cost $130)  ...............................                                 126
                                                                                     -----------
UNITED KINGDOM - (0.0%)
INVESTMENT IN CURRENCY - (0.0%)
*British Pound Sterling (Cost $10)  ........................                                  11
                                                                                     -----------
                                                                        Face
                                                                       Amount
                                                                      ---------
                                                                        (000)
TEMPORARY CASH INVESTMENTS - (1.3%)
 Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96 (Collateralized by U.S.
  Treasury Bills 4.93%, 01/16/97)
  (Cost $177,000) ..........................................          $   177            177,000
                                                                                     -----------
TOTAL INVESTMENTS - (99.6%) (Cost $11,705,133)  ............                          13,511,797
                                                                                     -----------
OTHER ASSETS AND LIABILITIES - (0.4%)
Other Assets  ..............................................                              66,398
Liabilities  ...............................................                              (8,081)
                                                                                     -----------
                                                                                          58,317
                                                                                     -----------
NET ASSETS - (100.0%) Applicable to 1,008,543 Outstanding
  $.01 Par Value Shares (100,000,000 Shares Authorized) ....                         $13,570,114
                                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  ..                         $     13.46
                                                                                     ===========


  ------
  +See Note B to Financial Statements.
  *Non-Income Producing Securities

                See accompanying Notes to Financial Statements.

                             STATEMENT OF NET ASSETS

                        VA INTERNATIONAL VALUE PORTFOLIO

                                NOVEMBER 30, 1996

                                               Shares             Value+
                                              --------          ----------
JAPAN -- (38.5%)
COMMON STOCKS -- (36.0%)
  Aichi Steel Works, Ltd.  .........           4,000             $ 19,332
  Aisin Seiki Co., Ltd.  ...........           2,000               31,986
 #Amada Co., Ltd.  .................           3,000               25,097
 *Aoki Corp.  ......................           6,000               15,501
  Aoyama Trading Co., Ltd.  ........           1,100               31,318
 #Asahi Breweries, Ltd.  ...........           4,000               42,882
 *Ashikaga Bank, Ltd.  .............           3,000               16,397
  Atsugi Nylon Industrial Co., Ltd.            5,000               19,464
  Calpis Food Industry Co., Ltd.  ..           2,000               13,040
  Casio Computer Co., Ltd.  ........           3,000               24,359
  Chugoku Bank, Ltd.  ..............           2,000               32,865
 #Chuo Trust and Banking Co., Ltd.             2,000               20,035
  Citizen Watch Co., Ltd.  .........           3,000               23,409
  Dai Tokyo Fire & Marine Insurance
   Co., Ltd. .......................           4,000               24,253
  Daicel Chemical Industries, Ltd.             4,000               19,016
  Daikyo, Inc.  ....................           3,000               16,239
  Daito Trust Construction Co.,
   Ltd. ............................           1,500               19,640
 #Daiwa Bank, Ltd.  ................          15,000               86,995
  Daiwa House Industry Co., Ltd.  ..           5,000               69,420
  Ezaki Glico Co., Ltd.  ...........           2,000               18,102
  Fuji Photo Film Co., Ltd.  .......           5,000              156,854
  Fujisawa Pharmaceutical Co., Ltd.            2,000               17,750
  Fujita Corp.  ....................           9,000               28,471
  Fujitsu, Ltd.  ...................          15,000              143,673
  Fukuoka City Bank, Ltd.  .........           4,000               28,647
  Gunze, Ltd.  .....................           4,000               22,425
 *Hanwa Co., Ltd.  .................           5,000               15,246
 *Haseko Corp.  ....................           8,000               24,605
  Hiroshima Bank, Ltd.  ............           2,000               11,037
  Hitachi Koki Co., Ltd.  ..........           2,000               16,661
 #Hitachi Maxell, Ltd.  ............           1,000               20,650
 #Hitachi Transport System, Ltd.  ..           2,000               19,332
  Hitachi, Ltd.  ...................          36,000              335,327
  Hokkaido Bank, Ltd.  .............           7,000               17,715
 *Hokkaido Takushoku Bank, Ltd.,
   Takugin .........................          16,000               35,149
  Hokuriku Bank, Ltd.  .............           7,000               36,661
  Hyakujushi Bank, Ltd.  ...........           3,000               19,429
  Inax Corp.  ......................           2,000               16,854
  Katokichi Co., Ltd.  .............           1,000               20,387
  Keiyo Bank, Ltd.  ................           5,000               24,605
  Kinden Corp.  ....................           2,000               27,768
  Kiyo Bank, Ltd.  .................           5,000               21,090
  Kokusai Securities Co., Ltd.  ....           2,000               23,726
  Komatsu, Ltd.  ...................           9,000               75,844
 *Kumagai Gumi Co., Ltd.  ..........           6,000               16,977
  Kureha Chemical Industry Co.,
   Ltd. ............................           4,000               18,629
  Kyudenko Corp.  ..................           2,000               21,441
 #Long Term Credit Bank of Japan,
   Ltd. ............................          20,000              126,538
  Maeda Corp.  .....................           2,000               15,571
  Marubeni Corp.  ..................          16,000               72,408
  Maruetsu, Inc.  ..................           3,000               21,907
  Matsushita Electric Industrial
   Co., Ltd. .......................          22,000              380,844
 #Matsushita Electric Works, Ltd.  .           4,000               37,258
  Mitsubishi Gas Chemical Co., Inc.            5,000               18,981

                                               Shares             Value+
                                              --------          ----------
  Mitsubishi Oil Co., Ltd.  ........           4,000            $   26,538
  Mitsui Fudosan Co., Ltd.  ........           4,000                47,452
  Mitsui Trust & Banking Co., Ltd.             2,000                19,156
 #Mizuno Corp.  ....................           2,000                15,606
  Nagase & Co., Ltd.  ..............           2,000                17,012
 #Nihon Cement Co., Ltd.  ..........           3,000                18,585
 #Nippon Credit Bank, Ltd.  ........          12,000                30,580
  Nippon Meat Packers, Inc., Osaka             2,000                26,186
  Nippon Oil Co., Ltd.  ............          12,000                67,803
  Nippon Sheet Glass Co., Ltd.  ....           4,000                16,485
  Nippon Shinpan Co., Ltd., Tokyo  .           6,000                37,592
 #Nisshin Steel Co., Ltd.  .........           5,000                15,334
  Nisshinbo Industries, Inc.  ......           3,000                26,362
  Nittetsu Mining Co., Ltd.  .......           2,000                17,223
 *Nitto Boseki Co., Ltd.  ..........           7,000                21,283
  Noritz Corp.  ....................           1,000                13,620
  Pioneer Electronic Corp.  ........           2,000                43,058
  San-In Godo Bank, Ltd.  ..........           3,000                22,671
  Sankyo Aluminum Industry Co.,
   Ltd. ............................           3,000                13,629
  Sanyo Electric Co., Ltd.  ........          21,000                98,357
  Sekisui House, Ltd.  .............           6,000                64,323
  Shiga Bank, Ltd.  ................           4,000                21,722
  Shinmaywa Industries, Ltd.  ......           2,000                16,696
  Shionogi & Co., Ltd.  ............           3,000                23,515
 #Shiseido Co., Ltd.  ..............           4,000                48,155
  Sumitomo Corp.  ..................          10,000                84,798
  Sumitomo Realty & Development
   Co., Ltd. .......................           7,000                48,594
  Teijin, Ltd.  ....................           4,000                19,086
 #Tokyo Sowa Bank, Ltd.  ...........           4,000                20,035
  Tokyo Steel Manufacturing Co.,
   Ltd. ............................           1,500                22,144
  Tokyo Style Co., Ltd.  ...........           1,000                14,763
 *Tokyo Tatemono Co., Ltd.  ........           4,000                18,348
  Toyo Engineering Corp.  ..........           3,000                16,081
  Toyo Trust & Banking Co., Ltd.  ..           7,000                60,466
  Toyota Motor Corp.  ..............           2,000                54,657
  Toyota Tsusho Corp.  .............           4,000                24,077
  Victor Co. of Japan, Ltd.  .......           2,000                20,914
  Yamaguchi Bank, Ltd.  ............           2,000                29,877
  Yamaichi Securities Co., Ltd.  ...          12,000                63,374
  Yamato Kogyo Co., Ltd.  ..........           2,000                19,859
  Yasuda Trust & Banking Co., Ltd.             8,000                37,750
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $3,958,866) ................                             3,783,576
                                                                -----------
INVESTMENT IN CURRENCY -- (2.5%)
 *Japanese Yen (Cost $269,968)  ....                               267,211
                                                                -----------
TOTAL -- JAPAN (Cost $4,228,834)  ..                             4,050,787
                                                                -----------
UNITED KINGDOM -- (19.8%)
COMMON STOCKS -- (19.1%)
  ASDA Group P.L.C.  ...............          18,900                37,649
  Abbey National P.L.C.  ...........           4,000                46,934
  Anglian Water P.L.C.  ............           2,100                20,598
  Argyll Group P.L.C.  .............           5,000                32,695
  Arjo Wiggins Appleton P.L.C.  ....           5,400                14,569
  Associated British Foods P.L.C.  .           4,000                29,686
  BAA P.L.C.  ......................           3,045                25,209

THE VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                               Shares             Value+
                                              --------          ----------
 Barclays P.L.C.  ..................           4,500            $   77,650
  Bass P.L.C.  .....................           5,800                76,438
  British Gas P.L.C.  ..............          22,000                80,991
  British Land Co. P.L.C.  .........           3,500                28,447
  British Steel P.L.C.  ............          16,300                45,553
  British Telecommunications P.L.C.           42,000               267,229
  Burton Group P.L.C.  .............          18,700                46,759
  Commercial Union P.L.C.  .........           3,071                34,072
  General Accident P.L.C.  .........           2,500                30,783
  Great Universal Stores P.L.C.  ...           6,100                70,343
  Guardian Royal Exchange P.L.C.  ..           7,266                32,734
  Guinness P.L.C.  .................           7,000                52,598
  ICI (Imperial Chemical Industries
   P.L.C.) .........................           4,300                55,839
  Ladbroke Group P.L.C.  ...........           7,698                26,528
  Lasmo P.L.C.  ....................           8,700                32,174
  Lonrho P.L.C.  ...................           6,237                14,102
  National Power P.L.C.  ...........           6,000                46,597
  National Westminster Bank P.L.C.             8,430                97,991
  North West Water Group P.L.C.  ...           2,419                24,032
  Pilkington P.L.C.  ...............           7,830                19,546
  Powergen P.L.C.  .................           3,000                29,275
  Redland P.L.C.  ..................           4,110                25,563
  Royal & Sun Alliance Insurance
   Group, Inc. P.L.C. ..............           9,948                75,001
  Sainsbury (J.) P.L.C.  ...........           9,000                56,809
  Scottish & Newcastle P.L.C.  .....           2,000                21,483
  Sears P.L.C.  ....................          12,100                18,916
  Severn Trent P.L.C.  .............           2,999                33,021
  Shell Transport & Trading Co.
   P.L.C. ..........................           7,500               124,688
  Tesco P.L.C.  ....................          14,200                81,159
  Thames Water P.L.C.  .............           2,784                27,026
  Unilever P.L.C.  .................           2,300                54,206
  Welsh Water P.L.C.  ..............           1,583                19,718
  Whitbread P.L.C.  ................           4,200                54,116
  Yorkshire Water P.L.C.  ..........           1,652                18,981
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $1,698,058) ................                             2,007,708
                                                                -----------
INVESTMENT IN CURRENCY -- (0.7%)
 *British Pound Sterling
  (Cost $75,472) ...................                                76,075
                                                                -----------
TOTAL -- UNITED KINGDOM
  (Cost $1,773,530) ................                             2,083,783
                                                                -----------
GERMANY -- (7.8%)
COMMON STOCKS -- (7.6%)
  BASF AG  .........................           4,000               148,103
 #BHF Bank  ........................           1,000                24,243
  Bankgesellschaft Berlin AG  ......           1,000                16,433
 #Bayer AG  ........................           2,000                80,560
 #Bayerische Hypotheken und
   Wechselbank AG ..................           1,700                53,384
  Bayerische Vereinsbank AG  .......           1,120                46,979
 #Commerzbank AG  ..................           2,000                49,203
  Deutsche Bank AG  ................           3,300               157,429
  Deutsche Lufthansa AG  ...........           2,000                25,773
  Dresdner Bank AG, Frankfurt  .....           2,900                86,160
 #Man AG, Muenchen  ................             100                23,593
 #Siemens AG  ......................             500                24,113
  Vereins & Westbank AG  ...........             112                26,096

THE VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                               Shares             Value+
                                              --------          ----------
  Volkswagen AG  ...................             100             $ 40,124
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $697,350) ..................                              802,193
                                                                -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *German Marks (Cost $21,874)  .....                               21,684
                                                                -----------
TOTAL -- GERMANY
  (Cost $719,224) ..................                              823,877
                                                                -----------
FRANCE -- (7.5%)
COMMON STOCKS -- (7.1%)
  Alcatel Alsthom Cie Generale
   d'Electricite SA ................             567               51,498
  Axa SA  ..........................             700               42,126
  Banque Nationale de Paris  .......             700               27,861
  Elf Aquitaine SA  ................           1,609              140,529
  Eridania Beghin-Say SA  ..........             200               31,297
  Financiere de Paribas SA Series A              446               30,642
  Groupe Danone  ...................             300               44,359
  LaFarge Coppee SA  ...............             308               19,609
  Peugeot SA  ......................             200               24,593
  Rhone-Poulenc SA Series A  .......           1,125               36,372
  Saint Louis (SLB)  ...............             100               25,455
  Saint-Gobain  ....................             307               43,983
 *Societe Centrale des Assurances
   Generales de France SA ..........             700               23,262
  Societe Generale Paris  ..........             510               55,679
  Suez SA  .........................             624               26,915
  Total SA Series B  ...............             825               66,809
  UAP SA  ..........................           1,930               51,420
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $659,603) ..................                              742,409
                                                                -----------
INVESTMENT IN CURRENCY -- (0.4%)
 *French Francs (Cost $44,695)  ....                               44,140
                                                                -----------
TOTAL -- FRANCE (Cost $704,298)  ...                              786,549
                                                                -----------
SWITZERLAND -- (5.5%)
COMMON STOCKS -- (5.5%)
  Baloise-Holding, Basel  ..........              25               55,833
  Banque Cantonale Vaudois  ........             110               29,463
  CS Holding, Zuerich (Namen)  .....             800               85,188
 *Julius Baer Holding AG, Zuerich  .              20               21,489
 *Oerlikon-Buehrle Holding AG,
   Zuerich .........................             500               51,612
  Pargesa Holding SA, Geneve  ......              50               56,216
 *SBG (Schweizerische
   Bankgesellschaft) ...............             110              103,668
 *SBV (Schweizerischer Bankverein)
   (Namen) .........................             300               59,286
  SIG (Schweizerische Industrie
  Gesellschaft Holding AG),
  Neuhausen am Rheinfall ...........              10               24,098
  Schindler Holding AG, Hergiswil  .              25               24,962
  Sulzer AG, Winterthur  ...........              50               28,780
 *Swissair Schweizerische
  Luftverkehr AG, Zuerich ..........              50               37,989
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $559,447) ..................                              578,584
                                                                -----------

THE VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                               Shares             Value+
                                              --------          ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (Cost $1,548)  ......                             $  1,508
                                                                -----------
TOTAL -- SWITZERLAND
  (Cost $560,995) ..................                              580,092
                                                                -----------
HONG KONG -- (4.4%)
COMMON STOCKS -- (4.4%)
 #Amoy Properties, Ltd.  ...........          40,000               55,883
  Chinese Estates Holdings, Ltd.  ..          24,645               28,533
 *Evergo China Holdings, Ltd.  .....           3,838                  725
 #Great Eagle Holdings, Ltd.  ......           7,177               29,802
  Hang Lung Development Co., Ltd.  .          12,000               26,777
 #Hong Kong & Shanghai Hotels, Ltd.           18,416               36,687
  Hopewell Holdings, Ltd.  .........          70,000               46,180
  Hysan Development Co., Ltd.  .....          10,000               38,225
  Paliburg Holdings, Ltd.  .........          36,000               30,503
 #Sino Land Co., Ltd.  .............          20,000               25,483
  Wharf Holdings, Ltd.  ............          17,000               87,963
  Wheelock and Co., Ltd.  ..........          19,000               55,792
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $324,805) ..................                              462,553
                                                                -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars (Cost $2,415)  .                                2,415
                                                                -----------
RIGHTS/WARRANTS -- (0.0%)
 *Hong Kong & Shanghai Hotels, Ltd.
  Warrants 12/10/98 ................           1,416                   82
                                                                -----------
TOTAL -- HONG KONG
  (Cost $327,220) ..................                              465,050
                                                                -----------
NETHERLANDS -- (3.6%)
COMMON STOCKS -- (3.6%)
  ABN Amro Holding NV  .............           1,353               87,662
  DSM NV  ..........................             500               48,434
  Fortis Amev NV  ..................           2,321               77,412
  Ing Groep NV  ....................           2,914              102,092
  KLM Royal Dutch Airlines NV  .....             828               21,372
  Philips Electronics NV  ..........           1,000               40,429
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $281,002) ..................                              377,401
                                                                -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $62)  ..                                   62
                                                                -----------
TOTAL -- NETHERLANDS
  (Cost $281,064) ..................                              377,463
                                                                -----------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
  Banca Commerciale Italiana SpA  ..          26,000               47,788
 *Banca di Roma  ...................          30,000               27,570
 #Credito Italiano  ................          20,000               21,950
  Fiat SpA  ........................          49,000              144,425
  Istituto Bancario San Paolo
   Torino SpA ......................           9,000               56,529
  Italcementi Fabbriche Riunite
   Cemento SpA, Bergamo ............           5,000               29,273
 *Olivetti (Ing C & C) SpA, Ivrea  .          25,000                8,810
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $355,723) ..................                              336,345
                                                                -----------

                                               Shares             Value+
                                              --------          ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira (Cost $6)  ..........                             $      6
                                                                -----------
TOTAL -- ITALY (Cost $355,729)  ....                              336,351
                                                                -----------
AUSTRALIA -- (3.0%)
COMMON STOCKS -- (3.0%)
  Australia and New Zealand Banking
  Group, Ltd. ......................           5,863               38,552
  CSR, Ltd.  .......................           8,813               28,867
  Commonwealth Bank of Australia  ..           3,426               33,442
  MIM Holdings, Ltd.  ..............          11,281               16,086
  National Australia Bank, Ltd  ....           5,528               68,915
  News Corp., Ltd.  ................          11,685               62,267
 #Westpac Banking Corp.  ...........          11,200               67,075
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $262,250) ..................                              315,204
                                                                -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $14)  ....                                   14
                                                                -----------
TOTAL -- AUSTRALIA
  (Cost $262,264) ..................                              315,218
                                                                -----------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Diligentia AB  ...................             560                8,967
 *Naeckebro AB  ....................             110                1,983
  Skandinaviska Enskilda Banken
   Series A ........................           5,600               52,134
  Stadshypotek AB Series A  ........           1,000               29,791
  Stora Kopparbergs Bergslags AB
   Series A ........................           2,900               39,741
  Svenka Cellulosa AB Series B  ....           1,300               27,884
  Svenska Handelsbanken Series A  ..           2,400               65,777
 *Swedish Match AB (Frueher Svenska
   Taendsticks AB) .................             900                2,949
  Volvo AB Series A  ...............           2,400               52,551
  Volvo AB Series B  ...............             900               19,774
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $242,185) ..................                              301,551
                                                                -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $21)  ........                                   21
                                                                -----------
TOTAL -- SWEDEN (Cost $242,206)  ...                              301,572
                                                                -----------
SPAIN -- (2.2%)
COMMON STOCKS -- (2.2%)
  Banco Central Hispanoamericano SA            1,200               29,873
  Fuerzas Electricas de Cataluna SA
   Series A ........................           2,900               23,169
  Iberdrola SA  ....................           9,200              106,167
  Sevillana de Electricidad  .......           4,300               40,328
  Union Electrica Fenosa SA  .......           4,000               30,135
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $173,289) ..................                              229,672
                                                                -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta (Cost $471)  ......                                  461
                                                                -----------
TOTAL -- SPAIN (Cost $173,760)  ....                              230,133
                                                                -----------

THE VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED
                                                  Shares             Value+
                                                 --------        --------------
BELGIUM -- (1.8%)
COMMON STOCKS -- (1.4%)
  Banque Bruxelles Lambert ...............           100        $    21,099
  CMB (Cie Maritime Belge) ...............           300             22,789
  Cofinimmo SA ...........................           200             22,489
  Electrafina SA .........................           200             18,509
  Groupe Bruxelles Lambert SA ............           200             25,395
  Societe Generale de Belgique SA ........           500             37,982
                                                                 --------------
TOTAL COMMON STOCKS (Cost $147,459) ......                          148,263
                                                                 --------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Belgian Francs (Cost $45,464) ..........                           44,918
                                                                 --------------
TOTAL -- BELGIUM (Cost $192,923) .........                          193,181
                                                                 --------------
SINGAPORE -- (1.3%)
COMMON STOCKS -- (1.3%) ..................
  Singapore Land, Ltd. ...................         9,000             51,639
  Straits Steamship Land, Ltd. ...........        17,000             54,283
  United Industrial Corp., Ltd. ..........        18,000             15,396
  United Overseas Land, Ltd. .............        12,000             18,988
                                                                 --------------
TOTAL COMMON STOCKS (Cost $143,397) ......                          140,306
                                                                 --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $76) ...........                               77
                                                                 --------------
TOTAL -- SINGAPORE (Cost $143,473) .......                          140,383
                                                                 --------------
                                                   Face
                                                  Amount
                                                 --------
                                                    (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
  Repurchase Agreement, PNC Securities Corp.
   5.45%, 12/02/96 (Collateralized by U.S.
   Treasury Bills 4.93%, 01/16/97)
   (Cost $223,000)  .........................     $   223              223,000
                                                                  --------------
TOTAL INVESTMENTS -- (103.7%)
 (Cost $10,188,520) .........................                        10,907,439
                                                                  --------------
OTHER ASSETS AND LIABILITIES -- (-3.7%)
Other Assets ................................                         554,178
Payable for Investment Securities Purchased .                        (939,860)
Other Liabilities ...........................                          (5,215)
                                                                  --------------
                                                                     (390,897)
                                                                  --------------
NET ASSETS -- (100.0%) Applicable to 921,300 Outstanding
  $.01 Par Value Shares (100,000,000 Shares Authorized)  ....      $10,516,542
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...       $     11.41
                                                                ==============


------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS

                       VA INTERNATIONAL SMALL PORTFOLIO

                              NOVEMBER 30, 1996

                                                     Shares             Value+
                                                    ---------         ----------
JAPAN -- (33.9%)
COMMON STOCKS -- (32.2%)
  Achilles Corp.  .............................      6,000              $20,562
  Aica Kogyo Co., Ltd.  .......................      3,000               17,373
  Aichi Tokei Denki Co., Ltd.  ................      3,000               15,290
  Aida Engineering, Ltd.  .....................      3,000               21,169
  Asahi Kogyosha Co., Ltd.  ...................      3,000               17,004
  Asahi Organic Chemicals Industry  Co., Ltd.        3,000               19,640
  Ashimori Industry Co., Ltd.  ................      3,000               14,183
 *Asics Corp.  ................................      7,000               17,592
*#Bank of Osaka, Ltd.  ........................      9,000               23,726
 #CKD Corp.  ..................................      2,000               13,866
 *Central Finance Co., Ltd.  ..................      4,000               13,638
*#Chori Co., Ltd.  ............................      5,000               16,696
  Daisan Bank, Ltd.  ..........................      4,000               19,227
 *Daiwabo Co., Ltd.  ..........................      8,000               28,822
  Ehime Bank, Ltd.  ...........................      5,000               23,682
*#Fuji Kosan Co., Ltd.  .......................      6,000               19,086
  Fuji Oil Co., Ltd.  .........................      3,000               22,803
  Fuji Spinning Co., Ltd., Tokyo  .............      4,000               19,578
  Fujiko Co., Ltd.  ...........................      4,000               12,830
 *Furukawa Battery Co., Ltd.  .................      3,000               18,084
  Gakken Co., Ltd.  ...........................      3,000               19,772
*#Hitachi Seiki Co., Ltd.  ....................      4,000               13,779
 #Hokkaido Gas Co., Ltd.  .....................      4,000               16,696
  Hokuriku Electric Industry Co., Ltd.  .......      4,000               19,895
  Howa Machinery, Ltd.  .......................      5,000               17,267
  Ichikoh Industries, Ltd.  ...................      4,000               16,169
 #Iwasaki Electric Co., Ltd.  .................      4,000               17,293
  Iwatsu Electric Co., Ltd.  ..................      3,000               14,025
  JDC Corp.  ..................................      6,000               19,139
 *Japan Aviation Electronics Industry,  Ltd.  .      3,000               20,824
 *Japan Coated Paper Manufacturing  Co., Ltd.        3,000               10,677
  Japan Paper Industry Co., Ltd.  .............      3,000               13,313
  Japan Transcity Corp.  ......................      3,000               15,685
  Japan Vilene Co., Ltd.  .....................      3,000               15,633
 *Kansai Kisen Kaisha  ........................      9,000               16,134
  Kanto Auto Works, Ltd., Yokosuka  ...........      3,000               22,777
 #Kanto Denka Kogyo Co., Ltd.  ................      4,000               19,859
  Kawada Industries, Inc.  ....................      2,000               14,763
 #Kawai Musical Instruments
   Manufacturing Co., Ltd. ....................      5,000               19,728
  Keiyo Co., Ltd.  ............................      2,000               21,968
  Kokusai Kogyo Co., Ltd.  ....................      2,000               22,671
 #Komatsu Forklift Co., Ltd., Tochigi  ........      3,000               19,007
  Kosei Securities Co., Ltd.  .................      4,000               16,169
  Kyodo Shiryo Co., Ltd.  .....................      5,000               17,399
 *Kyotaru Co., Ltd.  ..........................      3,000               17,135
 #Kyushu Bank, Ltd.  ..........................      4,000               15,501
  Life Corp.  .................................      2,000               17,575
  Maruyama Manufacturing Co., Inc.  ...........      3,000               10,677
 #Matsuo Bridge Co., Ltd.  ....................      3,000               16,213
 *Mitsubishi Shindoh Co., Ltd.  ...............      3,000               11,757
  Mitsui Construction Co., Ltd.  ..............      6,000               19,772
 *Mitsui Mining Co., Ltd.  ....................      5,000               19,859
  Mitsuuroko Co., Ltd.  .......................      3,000               21,063
  Nakamuraya Co., Ltd.  .......................      3,000               16,661

                                                       Shares         Value+
                                                      ---------     -----------
 #Nichias Corp.  .................................      4,000         $18,032
  Nichiei Construction Co., Ltd.  ................      2,000          14,534
 *Nichimo Co., Ltd.  .............................      5,000          19,069
  Nichireki Co., Ltd.  ...........................      2,000          16,344
  Nichiro Corp.  .................................      5,000          18,234
  Nifco, Inc.  ...................................      2,000          21,968
  Nippon Beet Sugar Manufacturing  Co., Ltd.  ....      5,000          22,012
 *Nippon Carbon Co., Ltd.  .......................      5,000          18,805
  Nippon Chemical Industrial Co.,  Ltd.  .........      2,000          21,615
*#Nippon Columbia Co., Ltd.  .....................      3,000          16,793
  Nippon Concrete Industries Co.,  Ltd.  .........      3,000          12,522
  Nippon Densetsu Kogyo Co., Ltd.  ...............      2,000          19,684
*#Nippon Kasei Chemical Co., Ltd.  ...............      5,000          14,763
 *Nippon Steel Chemical Co., Ltd.  ...............      6,000          22,144
  Nippon Synthetic Chemical Industry  Co., Ltd.  .      3,000          14,446
 *Nitto Boseki Co., Ltd.  ........................      8,000          24,323
  OSG Manufacturing Co., Ltd.  ...................      3,000          18,401
 *Odakyu Real Estate Co., Ltd.  ..................      4,000          17,926
 #Parco Co., Ltd.  ...............................      2,000          18,453
  Prima Meat Packers, Ltd.  ......................      5,000          15,158
 #Rasa Industries, Ltd.  .........................      3,000          19,218
  Rheon Automatic Machinery Co.,  Ltd.  ..........      2,000          15,817
  Sagami Co., Ltd.  ..............................      3,000          20,088
  Sakai Chemical Industry Co., Ltd.  .............      3,000          15,316
  Sakata Inx Corp.  ..............................      3,000          17,689
  Sasebo Heavy Industries Co., Ltd.,  Tokyo  .....      7,000          16,854
  Shikoku Chemicals Corp.  .......................      3,000          13,234
  Shinagawa Fuel Co., Ltd.  ......................      3,000          21,617
*#Showa Line, Ltd.  ..............................     10,000          14,938
 #Sumitomo Precision Products Co.,  Ltd.,
  Amagasaki City  ................................      2,000          15,905
 #TOC Co., Ltd.  .................................      2,000          19,332
  Taisei Rotec Corp.  ............................      3,000          16,424
  Takaoka Electric Manufacturing Co.,  Ltd., Tokyo      4,000          16,344
  Takasago International Corp.  ..................      3,000          18,981
 #Takashima & Co., Ltd.  .........................      4,000          20,457
  Takiron Co., Ltd.  .............................      3,000          16,292
 #Tasaki Shinju Co., Ltd.  .......................      2,000          16,046
  Toa Doro Kogyo Co., Ltd.  ......................      3,000          15,026
 *Toa Wool Spinning & Weaving Co.,  Ltd.  ........      6,000          17,821
 *Tokai Kogyo Co., Ltd.  .........................      7,000          30,448
  Tokico, Ltd.  ..................................      4,000          15,677
 #Tokyo Kikai Seisakusho Ltd.  ...................      3,000          23,278
  Tokyo Rope Manufacturing Co.,  Ltd.  ...........      4,000          17,856
 *Tokyo Securities Co., Ltd.  ....................      4,000          15,220
 *Tokyo Tekko Co., Ltd.  .........................      3,000          13,761
 #Tokyo Theatres Co., Inc., Tokyo  ...............      6,000          16,661
 #Tonami Transportation Co., Ltd.  ...............      3,000          17,109
  Totoku Electric Co., Ltd., Tokyo  ..............      3,000          17,399
  Toyo Chemical Co., Ltd.  .......................      3,000          19,666
 *Toyo Electric Co., Ltd.  .......................      5,000          17,135

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                         Shares        Value+
                                                        ---------    -----------
 #Toyo Umpanki Co., Ltd.  ........................        5,000      $   22,891
  Wakachiku Construction Co., Ltd.  ..............        4,000          18,594
  Yondenko Corp.  ................................        2,000          17,926
 #Zenchiku Co., Ltd.  ............................        4,000          13,533
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $2,011,580) ..............................                    1,931,485
                                                                     -----------
INVESTMENT IN CURRENCY -- (1.7%)
 *Japanese Yen (Cost $100,809)  ..................                      100,083
                                                                     -----------
TOTAL -- JAPAN (Cost $2,112,389)                                      2,031,568
                                                                     -----------
UNITED KINGDOM -- (14.0%)
COMMON STOCKS -- (13.9%)
  APV P.L.C.  ....................................       15,000          18,533
  Ash & Lacy P.L.C.  .............................        7,000          20,592
  Bluebird Toys P.L.C.  ..........................        5,000          15,927
  Bodycote International P.L.C.  .................        3,000          35,679
 *Bodycote International P.L.C. Issue  96  .......        1,000           1,807
  Bradstock Group P.L.C.  ........................       21,000          20,828
  British Polythene Industries P.L.C.  ...........        2,000          24,593
  CRT Group P.L.C.  ..............................        5,750          26,727
  Canadian Pizza P.L.C.  .........................       12,000          16,440
  Carpetright P.L.C.  ............................        4,000          43,101
  Cattle's Holdings P.L.C.  ......................        5,400          23,238
  Davis Service Group P.L.C.  ....................        6,666          25,100
  Dawson Group P.L.C.  ...........................        4,000          10,590
  Dawson International P.L.C.  ...................       10,000           9,582
  Dewhirst Group P.L.C.  .........................        6,000          19,063
  Diploma P.L.C.  ................................        3,000          18,659
  Etam P.L.C.  ...................................        7,000          15,709
  Greene King P.L.C.  ............................        2,000          22,643
  Henderson Administration Group  P.L.C.  ........        1,000          19,668
  Heywood Williams Group P.L.C.  .................        5,000          18,785
  Higgs & Hill P.L.C.  ...........................       13,000          16,499
  How Group P.L.C.  ..............................       29,000          18,525
  Johnston Press P.L.C.  .........................        7,010          21,211
  MacFarlane Group Clansman  P.L.C.  .............        6,000          17,852
  Mersey Docks & Harbour Co.  P.L.C.  ............        3,580          23,470
  Molins P.L.C.  .................................        1,360          20,575
 *Oxford Molecular Group P.L.C.  .................        5,714          34,483
  Photo-Me International P.L.C.  .................        6,000          12,103
  Polypipe P.L.C.  ...............................        8,000          28,980
  Quick Group P.L.C.  ............................        8,000          19,836
  Redrow Group P.L.C.  ...........................       11,000          25,055
  Renishaw P.L.C.  ...............................        2,420          14,197
  Senior Engineering Group P.L.C.  ...............       12,000          22,391
  Serco Group P.L.C.  ............................        2,400          26,830
  St. Modwen Properties P.L.C.  ..................       23,000          24,358
  Staveley Industries P.L.C.  ....................        6,000          19,163
  T & S Stores P.L.C.  ...........................        7,690          22,428
  Triplex Lloyd P.L.C.  ..........................        7,317          25,645
  Vardon P.L.C.  .................................        9,000          12,028
  Vinten Group P.L.C.  ...........................        2,000          23,685
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $768,424) ................................                      836,578
                                                                     -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling (Cost $1,375)  ..........                        1,440
                                                                     -----------

                                                      Shares         Value+
                                                     ---------     -----------
TOTAL -- UNITED KINGDOM
  (Cost $769,799) ..............................                    $838,018
                                                                   -----------
FRANCE -- (10.2%)
COMMON STOCKS -- (9.0%)
  Bis SA  ......................................        200           20,188
  Bollore Technologies SA  .....................        200           21,490
  Canal Plus SA  ...............................         50           11,492
  DMC (Dollfus Mieg et Cie)  ...................        300            6,637
  Degremont  ...................................        300           23,271
  EBF SA  ......................................        714           26,871
  France SA  ...................................         80           18,541
 *GTM Entrepose  ...............................        500           25,043
  Gaumont  .....................................        401           33,256
  Groupe Andre SA  .............................        304           22,301
  Groupe du Louvre SA  .........................        700           19,038
  Groupement pour le Financement  de la
   Construction SA  ............................        300           25,984
  Guyenne et Gascogne SA  ......................         60           21,835
  Havas Advertising SA  ........................        203           22,357
  Legris Industries SA  ........................        400           17,468
  Lille-Bonnieres & Colombes  ..................        330           28,759
 *Metaleurop SA  ...............................      1,500           13,216
 *Moulinex SA  .................................      1,200           29,190
 *SAGA (Societe Anonyme de
    Gerance et d'Armement) .....................        300            4,654
  SAT SA (SA des
    Telecommunications) ........................         57           17,468
  SFIM (Societe de Fabrication  d'Instruments
    de Mesure)  ................................        102           20,494
 *SGE (Societe Generale d'Enterprise  SA)  .....      1,000           22,352
  Skis Rossignol SA  ...........................        648           17,376
  Strafor Facom SA  ............................        283           20,771
  Union Immobiliere de France  .................        300           24,013
 *Union Industrielle de Credit SA,  Paris  .....      1,364            5,643
  Vallourec (Usines a Tubes de
    Lorraine Escaut et Vallourec
    Reunies) ...................................        400           21,766
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $524,015) ..............................                     541,474
                                                                   -----------
INVESTMENT IN CURRENCY -- (1.2%)
 *French Francs (Cost $72,872)  ................                      72,292
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)
 *Union Industrielle de Credit SA,
  Paris Rights 12/12/96
  (Cost $2,992) ................................      1,364              105
                                                                   -----------
TOTAL -- FRANCE (Cost $599,879)                                      613,871
                                                                   -----------
GERMANY -- (7.6%)
COMMON STOCKS -- (7.6%)
  Aachener und Muenchener
    Versicherungs AG ...........................        100           27,984
 *Concordia Bau und Boden AG  ..................        496            5,811
 *DLW AG  ......................................        100            6,508
  DSL Holding AG  ..............................        150           16,694
 *Didier-Werke AG  .............................        200           15,321
  Dyckerhoff & Widmann AG  .....................        100           12,691
  Fag Kugelfischer Georg Schaeffer  AG  ........      1,250           15,620
  Felten & Guilleaume Energietechnik  AG  ......        100           11,064
  Gerresheimer Glas AG  ........................      1,000           21,996
  Goldschmidt AG  ..............................         50           20,989

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                       Shares          Value+
                                                      ---------      -----------
  Harpener AG  ...............................            100         $ 16,922
  Holsten-Brauerei AG, Hamburg  ..............            100           22,454
  Iwka AG  ...................................            100           22,096
 *Kali und Salz Beteiligungs AG  .............            200           20,957
 *Kaufhalle AG  ..............................            200           21,868
 *Linotype-Hell AG  ..........................            100            8,331
  Phoenix AG, Hamburg  .......................          1,000           11,975
  Plettac AG  ................................             70           13,513
  Rheinboden Hypothekenbank AG  ..............            100           16,271
  Salamander AG, Kornwesteim  ................            100           10,088
 *Schmalbach-Lubeca AG  ......................            140           30,843
 *Strabag AG  ................................            100            7,813
  Tarkett AG  ................................          1,200           25,851
  Verseidag AG  ..............................            200           15,295
  WCM Beteiligungs und Grundbesitz  AG  ......          3,000           28,331
 *Walter AG  .................................            100           27,205
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $540,916) ............................                         454,491
                                                                     -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $9)  ....................                               9
                                                                     -----------
TOTAL -- GERMANY
  (Cost $540,925) ............................                         454,500
                                                                     -----------
MALAYSIA -- (6.0%)
COMMON STOCKS -- (5.3%)
  Ban Hin Lee Bank Berhad  ...................          6,000           28,735
  Bandar Raya Developments
    Berhad ...................................         11,000           22,422
  Batu Kawan Berhad  .........................         10,500           22,027
  Berjaya Group Berhad  ......................         29,000           21,350
  Berjaya Leisure Berhad  ....................         17,000           21,397
 *Gadek Capital Berhad  ......................          2,000            5,304
  Guinness Anchor Berhad  ....................         11,000           26,994
  Hap Seng Consolidated Berhad  ..............         11,000           21,987
  Ho Hup Construction Co. Berhad  ............          5,000           13,754
  Kelang Container Terminal Berhad  ..........          7,000           17,039
  Kemayan Corp. Berhad  ......................         11,000           14,803
  Landmarks Berhad  ..........................         15,000           22,205
  MCB Holdings Berhad  .......................         25,000           19,098
  Phileo Allied Berhad  ......................         12,000           22,133
 *Sri Hartamas Corp. Berhad  .................         30,000           20,661
  Westmont Land (Asia) Berhad  ...............         12,600           18,752
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $290,230) ............................                         318,661
                                                                     -----------
INVESTMENT IN CURRENCY -- (0.7%)
 *Malaysian Ringetts (Cost $43,651)  .........                          43,605
                                                                     -----------
TOTAL -- MALAYSIA
  (Cost $333,881) ............................                         362,266
                                                                     -----------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
  ACF Holding NV (Certificate)  ..............            800           12,947
  Ahrend NV  .................................            618           31,904
  Capital Gemini NV  .........................          2,100           61,879
  Grolsche NV  ...............................            800           30,858
  Internatio-Mueller NV  .....................          1,200           30,000
  Koninklijke Frans Maas Groep NV  ...........            715           28,948
  Otra NV  ...................................          1,000           17,285
  Schuttersveld Holding  .....................            617           24,837
  Twentsche Kabel Holding NV  ................            606           30,757
  Wegener NV  ................................            305           27,510
                                                                     -----------

                                                       Shares         Value+
                                                      ---------     -----------
TOTAL COMMON STOCKS
  (Cost $225,208) ................................                   $296,925
                                                                    -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $7)  .................                          7
                                                                    -----------
TOTAL -- NETHERLANDS
  (Cost $225,215) ................................                    296,932
                                                                    -----------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
*#Ansaldo Trasporti SpA  .........................      7,000           8,169
  Banca Toscana  .................................     11,000          20,291
 #Cartiere Burgo SpA  ............................      4,000          19,174
 *Cogefar-Impresit Costruzioni
    Generali SpA .................................     19,000          15,213
 *Dalmine SpA  ...................................     82,000          18,433
  Gewiss SpA  ....................................      2,000          25,388
  Milano Assicurazioni SpA  ......................      5,000          14,050
 *Premafin Finanziaria SpA  ......................     37,000          12,280
  Previdente Cia Italiana
   Assicurazione SpA .............................      3,000          14,876
  Sorin Biomedica SpA  ...........................      7,500          27,521
 #Tecnost SpA  ...................................      8,000          19,306
  Vianini Lavori SpA  ............................     10,000          17,190
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $234,436) ................................                    211,891
                                                                    -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Italian Lira (Cost $11)  .......................                         11
                                                                    -----------
TOTAL -- ITALY (Cost $234,447)                                        211,902
                                                                    -----------
SWITZERLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
  Attisholz Holding AG, Attisholz  ...............         24           9,504
  EGL (Elektrizitaets-Gesellschaft
    Laufenberg) AG, Laufenberg ...................        100          21,949
  Forbo Holding AG, Eglisau  .....................         51          20,744
 *Helvetia Patria Holding, St. Gallen  ...........         50          20,721
  Kraftwerk Laufenburg, Laufenburg  ..............        100          21,566
  Phoenix Mecano AG, Stein am  Rhein  ............         50          25,326
  Porst Holding AG, Jegenstorf  ..................         94          13,563
 *Saurer AG, Arbon  ..............................         56          24,325
  Schweizerische National
   Versicherungs Gesellschaft,  Basel ............         10          19,417
 *Von Roll AG, Gerlafingen  ......................        759          13,223
  Zuercher Ziegeleien Holding,
   Zuerich .......................................         27          14,919
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $224,676) ................................                    205,257
                                                                    -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs (Cost $80)  .......................                         76
                                                                    -----------
TOTAL -- SWITZERLAND
  (Cost $224,756) ................................                    205,333
                                                                    -----------
HONG KONG -- (3.2%)
COMMON STOCKS -- (3.2%)
  Dynamic Holdings, Ltd.  ........................     92,000          20,232
  Four Seas Mercantile Holdings,  Ltd.  ..........     60,000          29,686
  Grande Holdings, Ltd.  .........................     28,000          11,138

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        Shares        Value+
                                                       ---------    -----------
 #Great Wall Electronic International,  Ltd.  ......   101,886       $ 14,498
  Liu Chong Hing Bank, Ltd.  .......................    16,000         26,699
  Semi-Tech (Global) Co., Ltd.  ....................    14,039         24,426
  Shell Electric Manufacturing
   (Holdings) Co., Ltd. ............................    38,000         23,718
  Tai Cheung Holdings, Ltd.  .......................    25,000         24,093
  Varitronix International, Ltd.  ..................    10,000         18,563
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $159,384) ..................................                  193,053
                                                                    -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars (Cost $201)  ...................                      201
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
 *Four Seas Mercantile Holdings, Ltd.
   Warrants 09/30/98
  (Cost $0) ........................................    12,000          1,382
                                                                    -----------
TOTAL -- HONG KONG
  (Cost $159,585) ..................................                  194,636
                                                                    -----------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.8%)
 *Celsius Industrier AB Series B  ..................     1,400         18,455
*#Enator AB  .......................................     1,400         34,201
  Foereningsbanken AB Series A  ....................    10,400         48,797
  Garphyttan Industrier AB  ........................     1,400         17,517
  Marieberg Tidnings AB Series A  ..................     1,400         36,285
  Rottneros Bruk AB  ...............................    11,700         14,116
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $119,233) ..................................                  169,371
                                                                    -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona (Cost $2,853)  .....................                    2,871
                                                                    -----------
RIGHTS/WARRANTS -- (0.1%)
 *Enator AB Rights 12/11/96
    (Cost $0) ......................................     1,400          3,024
                                                                    -----------
TOTAL -- SWEDEN (Cost $122,086)  ...................                  175,266
                                                                    -----------
AUSTRALIA -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Aurora Gold, Ltd.  ...............................    15,600         31,014
  Bank of Queensland, Ltd.  ........................     5,717         26,319
  Caltex Australia, Ltd.  ..........................     5,760         20,838
  Capral Aluminium, Ltd.  ..........................     7,483         22,560
  Iama, Ltd.  ......................................    12,717         29,324
 #Metal Manufactures, Ltd.  ........................     7,600         18,578
 #Pacific Magazines and Printing,  Ltd.  ...........     8,900         24,656
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $132,003) ..................................                  173,289
                                                                    -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $1,722)  .................                    1,785
                                                                    -----------
TOTAL -- AUSTRALIA
  (Cost $133,725) ..................................                  175,074
                                                                    -----------
SPAIN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Banco Zaragozano SA  .............................     1,200         24,593
  Cementos Portland SA  ............................       500         17,464
  Ebro Agricolas Compania de
   Alimentacion SA .................................     1,700         23,620
  Europistas Concesionaria Espanola  SA  ...........     2,300         20,594

                                                       Shares        Value+
                                                      ---------    -----------
  Fabricacion de Automoviles Renault
    de Espana SA  ..............................          800       $ 15,747
  GESA (Gas y Electricidad SA)  ................          400         22,540
 *Huarte SA  ...................................        2,000          2,794
  Uralita SA  ..................................        1,900         14,080
  Viscofan Industria Navarra de
    Envolturas Celulosicas SA ..................        1,300         20,069
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $174,943) ..............................                     161,501
                                                                   -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta (Cost $939)  ..................                         918
                                                                   -----------
TOTAL -- SPAIN (Cost $175,882)  ................                     162,419
                                                                   -----------
KOREA -- (2.1%)
COMMON STOCKS -- (2.1%)
  Daelim Industrial Co., Ltd.  .................        1,030         11,993
  Hankuk Paper Manufacturing Co.,  Ltd.  .......          500         11,342
  Hanmi Pharmaceutical Co., Ltd.  ..............          714         29,291
  Kumho Electric Co., Ltd.  ....................          330         12,940
  Pang Rim Spinning  ...........................          300         18,098
 *Se Poong Corp.  ..............................        1,200         17,519
 *Ssangyong Investment Securities  Co., Ltd.  ..        1,020         12,430
  Union Steel Manufacturing Co.,  Ltd.  ........          200         13,996
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $160,384) ..............................                     127,609
                                                                   -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won (Cost $1)  ........................                           1
                                                                   -----------
TOTAL -- KOREA (Cost $160,385)  ................                     127,610
                                                                   -----------
SINGAPORE -- (1.9%)
COMMON STOCKS -- (1.9%)
  Amtek Engineering, Ltd.  .....................       15,000         29,401
  Hitachi Zosen (Singapore), Ltd.  .............       22,000         13,015
  Hotel Plaza, Ltd.  ...........................       25,000         16,215
  Scotts Holdings, Ltd.  .......................       25,000         22,274
  Tuan Sing Holdings, Ltd.  ....................       44,000         16,465
  Van Der Horst, Ltd.  .........................        4,000         17,819
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $109,472) ..............................                     115,189
                                                                   -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $1,180)  .............                       1,188
                                                                   -----------
TOTAL -- SINGAPORE
  (Cost $110,652) ..............................                     116,377
                                                                   -----------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.0%)
  Ackermans & Van Haaren SA  ...................          120         21,112
  CMB (Cie Maritime Belge)  ....................          300         22,789
 *Immobel (Cie Immobiliere de
    Belgique SA) ...............................          200         13,392
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $59,083) ...............................                      57,293
                                                                   -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Belgian Francs (Cost $3,125)  ................                       3,098
                                                                   -----------
TOTAL -- BELGIUM (Cost $62,208)  ...............                      60,391
                                                                   ----------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                                       Face
                                                      Amount          Value+
                                                     --------      -------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (5.0%)
  Repurchase Agreement, PNC Securities
   Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
   Notes 5.01%, 01/16/97)
  (Cost $299,000)  ..............................     $ 299       $  299,000
                                                                  -------------
TOTAL INVESTMENTS -- (105.3%)
   (Cost $6,264,814) ............................                  6,325,163
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- (-5.3%)
 Other Assets ...................................                     76,083
 Payable for Investment
   Securities Purchased .........................                   (388,762)
 Other Liabilities ..............................                     (5,301)
                                                                  -------------
                                                                    (317,980)
                                                                  -------------
NET ASSETS -- (100.0%) Applicable
  to 573,172 Outstanding
  $.01 Par Value Shares
  (100,000,000 Shares Authorized) ...............                 $6,007,183
                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ..............................                 $    10.48
                                                                  =============


------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

               See accompanying Notes to Financial Statements.

                             STATEMENT OF NET ASSETS

                          VA SHORT-TERM FIXED PORTFOLIO

                                NOVEMBER 30, 1996

                                                Face
                                               Amount               Value+
                                               --------          ------------
                                                (000)
BONDS -- (42.8%)
Albertson's, Inc. Medium Term Notes
 5.650%, 03/26/98  ..................           $170              $169,864
Bayerische Landesbank U.S. Finance,
  Inc. Medium Term Notes
 6.250%, 07/01/98  ..................            150               151,305
Canada (Government of) Bonds
 6.400%, 09/10/98  ..................            160               161,880
Chevron Canada Financial, Ltd.
  Corporate Bonds
 5.600%, 04/01/98  ..................            150               149,796
Colgate-Palmolive Co. Medium Term
  Notes
 6.630%, 02/16/98  ..................            160               161,570
DuPont (E.I.) de Nemours & Co.
  Corporate Bonds
 8.650%, 12/01/97  ..................            150               154,309
FCC National Bank Medium Term Notes
 6.000%, 04/02/98  ..................            150               150,543
Ford Motor Credit Co. Corporate
  Bonds
 6.250%, 02/26/98  ..................            150               150,906
General Electric Capital Corp.
  Medium Term Notes
 7.950%, 02/02/98  ..................            150               153,662
Interamerican Development Bank
  Corporate Bonds
 9.450%, 09/15/98  ..................            150               159,285
KFW International Finance, Inc.
  Medium Term Notes
 8.250%, 03/18/98  ..................            150               154,737
Morgan Guaranty Trust Corporate
  Bonds
 6.000%, 10/01/98  ..................            150               150,557
National Rural Utilities Cooperative
  Finance Corp. Medium Term Notes
 8.500%, 02/15/98  ..................            150               154,827
Ontario Hydro Medium Term Notes
 5.800%, 03/31/98  ..................            150               150,120
Paccar Financial Corp. Medium Term
  Notes
 7.350%, 02/02/98  ..................            180               183,323
Pepsico, Inc. Corporate Bonds
 6.125%, 01/15/98  ..................            150               150,707
Pitney Bowes Credit Medium Term
  Notes
 6.305%, 09/23/98  ..................            170               171,382
Rockwell International Corp.
  Corporate Bonds
 7.625%, 02/17/98  ..................            150               153,399
WMX Technologies, Inc. Medium Term
  Notes
 8.125%, 02/01/98  ..................            150               153,930
Wachovia Bank Medium Term Notes
 5.375%, 04/15/98  ..................            150               149,249
Wal-Mart Stores, Inc. Corporate
  Bonds
 5.500%, 03/01/98  ..................            200               199,599
                                                                 ------------

                                                Face
                                               Amount               Value+
                                               --------          ------------
                                                (000)
TOTAL BONDS (Cost $3,315,994)  ......                            $3,334,950
                                                                 ------------
COMMERCIAL PAPER -- (37.7%)
Barclays U.S. C.P.
 5.300%, 01/10/97  ..................           $180                178,862
Barton Capital Corp. C.P.
 5.310%, 01/10/97  ..................            200                198,735
Beta Finance, Inc. C.P.
 5.480%, 12/06/96  ..................            160                159,830
Caisse des Depots et Consignments
  C.P.
 5.250%, 12/06/96  ..................            170                169,819
Ciesco Corp. C.P.
 5.400%, 12/05/96  ..................            160                159,854
Commerzbank U.S. Finance C.P.
 5.310%, 01/03/97  ..................            200                198,946
Corporate Asset Funding Corp. C.P.
 5.400%, 12/17/96  ..................            170                169,535
Glaxo Wellcome P.L.C. C.P.
 5.300%, 01/27/97  ..................            210                208,124
McKenna Triangle C.P.
 5.420%, 12/13/96  ..................            160                159,660
Michelin Tire Corp. C.P.
 5.300%, 12/20/96  ..................            200                199,362
Sheffield Receivables Corp. C.P.
 5.320%, 01/17/97  ..................            200                198,527
Siemens Corp. C.P.
 5.300%, 01/07/97  ..................            180                178,943
St. Michael Finance, Ltd. C.P.
 5.320%, 01/07/97  ..................            180                178,943
Stanley Works C.P.
 5.260%, 12/16/96  ..................            170                169,558
Triple-A-One Plus Funding C.P.
 5.350%, 01/10/97  ..................            200                198,735
USAA Capital Corp. C.P.
 5.320%, 01/16/97  ..................            210                208,482
                                                                 ------------
TOTAL COMMERCIAL PAPER
  (Cost $2,937,084) .................                             2,935,915
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (7.1%)
U.S. Treasury Notes
 6.125%, 03/31/98  ..................            150                151,148
 5.875%, 10/31/98  ..................            200                200,969
 5.500%, 11/15/98  ..................            200                199,594
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $549,542) ...................                               551,711
                                                                 ------------
AGENCY OBLIGATIONS -- (5.8%)
Federal Home Loan Bank
 5.715%, 03/20/98  ..................            150                150,283
Student Loan Marketing Association
 7.000%, 03/03/98  ..................            150                152,583
 6.250%, 06/30/98  ..................            150                151,338
                                                                 ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $451,623) ...................                               454,204
                                                                 ------------

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED
                                                    Face
                                                   Amount             Value+
                                                  --------          ------------
                                                   (000)
SUPRANATIONAL OBLIGATIONS -- (2.0%)
African Development Bank
  (Cost $155,293)
 10.000%, 11/01/97 .............................    $150           $  155,784
                                                                   -------------
TEMPORARY CASH INVESTMENTS -- (3.7%)
Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S.
  Treasury Bills 4.93%, 01/16/97)
  (Cost $286,000)  .............................     286              286,000
                                                                   -------------
TOTAL INVESTMENTS -- (99.1%) (Cost $7,695,536) .                    7,718,564
                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (0.9%)
Other Assets ...................................                       78,812
Payable for Fund Shares Redeemed ...............                       (3,752)
Other Liabilities ..............................                       (4,893)
                                                                   -------------
                                                                       70,167
                                                                   -------------
NET ASSETS -- (100.0%) Applicable to
  772,580 Outstanding  $.01 Par Value Shares
  (100,000,000 Shares Authorized)  .............                   $7,788,731
                                                                   =============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ..............................                    $    10.08
                                                                   =============


------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements

                             SCHEDULE OF INVESTMENTS

                            VA GLOBAL BOND PORTFOLIO

                                NOVEMBER 30, 1996

                                                   Face
                                                  Amount              Value+
                                                 ---------          ----------
                                                  (000)
JAPAN -- (24.3%)
BONDS -- (24.3%)
Asian Development Bank
 5.000%, 02/05/03  ....................           14,000            $142,645
Austria (Republic of)
 6.250%, 10/16/03  ....................           13,000             143,925
Credit Local de France SA
 6.000%, 10/31/01  ....................            9,000              94,848
European Investment Bank
 4.625%, 02/26/03  ....................           16,000             160,070
Export-Import Bank of Japan
 4.375%, 10/01/03  ....................           15,000             150,040
World Bank (International Bank for
  Reconstruction and Development)
 4.500%, 03/20/03  ....................           16,000             161,589
                                                                    ----------
TOTAL -- JAPAN (Cost $890,643)  .......                              853,117
                                                                    ----------
FRANCE -- (18.3%)
BONDS -- (18.3%)
Abbey National Treasury Services
  P.L.C.
 6.000%, 02/17/04  ....................              500              98,228
Credit Local de France SA
 7.000%, 05/12/03  ....................              700             147,656
France (Republic of)
 8.500%, 04/25/03  ....................              600             135,330
 6.750%, 10/25/03  ....................              500             103,572
Regie Autonome des Transports
  Parisiens SA
 6.000%, 09/24/03  ....................              800             158,744
                                                                    ----------
TOTAL BONDS (Cost $622,255)  ..........                              643,530
                                                                    ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $24)  ...........                                   24
                                                                    ----------
TOTAL -- FRANCE (Cost $622,279)  ......                              643,554
                                                                    ----------
CANADA -- (17.8%)
BONDS -- (17.8%)
Canada (Government of)
 8.500%, 04/01/02  ....................              400             340,586
Kansai International Airport Co., Ltd.
 8.000%, 07/02/03  ....................              200             165,191
Victoria (Treasury Corp.)
 7.250%, 11/24/03  ....................              150             119,989
                                                                    ----------
TOTAL -- CANADA (Cost $580,523)  ......                              625,766
                                                                    ----------
GERMANY -- (17.5%)
BONDS -- (17.5%)
Germany (Republic of)
 8.000%, 01/21/02  ....................              550             409,753

                                                   Face
                                                  Amount              Value+
                                                 ---------          ----------
                                                  (000)
World Bank (International Bank for
  Reconstruction and Development)
 6.125%, 09/27/02  ....................              300            $204,621
                                                                    ----------
TOTAL BONDS (Cost $620,096)  ..........                              614,374
                                                                    ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $3)  .............                                    3
                                                                    ----------
TOTAL -- GERMANY (Cost $620,099)  .....                              614,377
                                                                    ----------
NETHERLANDS -- (8.9%)
BONDS -- (8.9%)
Bank Nederlandse Gemeenten
 7.625%, 12/16/02  ....................            250               161,035
Netherlands (Kingdom of)
 6.500%, 04/15/03  ....................            250               154,220
                                                                    ----------
TOTAL BONDS (Cost $314,578)  ..........                              315,255
                                                                    ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder (Cost $4)  ......                                    3
                                                                    ----------
TOTAL -- NETHERLANDS
  (Cost $314,582) .....................                              315,258
                                                                    ----------
UNITED KINGDOM -- (7.9%)
BONDS -- (7.9%)
Nippon Telegraph & Telephone Corp.
 10.875%, 05/10/01  ...................             75               141,708
Oesterreichische Kontrollbank AG
 9.250%, 07/15/02  ....................             75               135,972
                                                                    ----------
TOTAL BONDS (Cost $251,908)  ..........                              277,680
                                                                    ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $3)  ...                                    3
                                                                    ----------
TOTAL -- UNITED KINGDOM
  (Cost $251,911) .....................                              277,683
                                                                    ----------
UNITED STATES -- (5.3%)
U.S. TREASURY OBLIGATIONS -- (5.3%)
U.S. Treasury Notes (Cost $183,394)  ..
 6.875%, 03/31/00  ....................            180               186,131
                                                                    ----------
AUSTRALIA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $9)  ........                                    9
                                                                    ----------
TOTAL INVESTMENTS -- (100%)
  (Cost $3,463,440) ...................                           $3,515,895
                                                                  ============
------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@denominated in Local Currency

                See accompanying Notes to Financial Statements

                     STATEMENT OF ASSETS AND LIABILITIES

                           VA GLOBAL BOND PORTFOLIO

                              NOVEMBER 30, 1996
                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value  ...................................            $  3,516
Cash  ...................................................                  53
Interest Receivable  ....................................                  99
Unrealized Gain on Foreign Forward Currency Contracts  ..                  18
Prepaid Expenses and Other Assets  ......................                  22
                                                                     ---------
               Total Assets  ............................               3,708
                                                                     ---------
LIABILITIES:
Payable for Fund Shares Redeemed  .......................                   5
                                                                     ---------
NET ASSETS  .............................................            $  3,703
                                                                     =========
SHARES OUTSTANDING $.01 PAR VALUE
   (100,000,000 Shares Authorized) ......................             332,470
                                                                     =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                                                                     $  11.14
                                                                     =========
Investments at Cost  ....................................            $  3,463
                                                                     =========


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                                    VA Small        VA Large        VA International
                                                                      Value           Value               Value
                                                                    Portfolio       Portfolio           Portfolio
                                                                  -------------   -------------    --------------------
Investment Income
     Dividends (Net of Foreign Taxes withheld of $0, $0 and
        $14, respectively) ....................................      $   73          $  208               $153
     Interest  ................................................           5              17                 16
     Income from Securities Lending  ..........................          --              --                  2
                                                                  -------------   -------------    --------------------
          Total Investment Income  ............................          78             225                171
                                                                  -------------   -------------    --------------------
Expenses
     Investment Advisory Services  ............................          28              20                 28
     Accounting & Transfer Agent Fees  ........................          19              33                 21
     Custodians' Fees  ........................................           1               7                 16
     Legal Fees  ..............................................           2               4                  2
     Audit Fees  ..............................................           1               2                  1
     Filing Fees  .............................................           2               2                  2
     Shareholders' Report  ....................................           3               7                  3
     Directors' Fees and Expenses  ............................           1               2                  1
     Organization Costs  ......................................           1               7                  3
     Other  ...................................................           1               4                  4
                                                                  -------------   -------------    --------------------
          Total Expenses  .....................................          59              88                 81
                                                                  -------------   -------------    --------------------
     Net Investment Income  ...................................          19             137                 90
                                                                  -------------   -------------    --------------------
Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency
     Net Realized Gain on Investment Securities  ..............          76             479                 58
     Net Realized Gain (Loss) on Foreign Currency Transactions           --              (1)                 2
     Change in Unrealized Appreciation (Depreciation) of:
          Investment Securities and Foreign Currency  .........       1,079           1,191                694
          Translation of Foreign Currency Denominated Amounts            --              --                  3
                                                                  -------------   -------------    --------------------
     Net Gain on Investment Securities and Foreign Currency  ..       1,155           1,669                757
                                                                  -------------   -------------    --------------------
Net Increase in Net Assets Resulting from Operations  .........      $1,174          $1,806               $847
                                                                  =============   =============    ====================


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1996
                            (AMOUNTS IN THOUSANDS)

                                                                        VA                 VA
                                                                   International       Short-Term       VA Global
                                                                       Small             Fixed             Bond
                                                                     Portfolio         Portfolio        Portfolio
                                                                 -----------------   --------------    -------------
Investment Income
     Dividends (Net of Foreign Taxes withheld of $8, $0 and
        $0, respectively) ....................................         $ 91                 --               --
     Interest  ...............................................            9               $310             $180
     Income from Securities Lending  .........................            3                 --               --
                                                                 -----------------   --------------    -------------
          Total Investment Income  ...........................          103                310              180
                                                                 -----------------   --------------    -------------
Expenses
     Investment Advisory Services  ...........................           27                 14                9
     Accounting & Transfer Agent Fees  .......................           19                 13               30
     Custodians' Fees  .......................................           10                  1                2
     Legal Fees  .............................................            2                  2                2
     Audit Fees  .............................................            1                  1                2
     Filing Fees  ............................................            2                  2                1
     Shareholders' Report  ...................................            3                  2                4
     Directors' Fees and Expenses  ...........................            1                  1                2
     Organization Costs  .....................................            1                  1                6
     Other  ..................................................            3                  2                3
                                                                 -----------------   --------------    -------------
          Total Expenses .  ..................................           69                 39               61
                                                                 -----------------   --------------    -------------
     Net Investment Income  ..................................           34                271              119
                                                                 -----------------   --------------    -------------
Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency
     Net Realized Gain (Loss) on Investment Securities  ......          136                 (1)              93
     Net Realized Gain on Foreign Currency Transactions  .....            1                 --              206
     Change in Unrealized Appreciation (Depreciation) of:
          Investment Securities and Foreign Currency  ........          204                 24              (86)
          Translation of Foreign Currency Denominated Amounts             2                 --              (22)
                                                                 -----------------   --------------    -------------
     Net Gain on Investment Securities and Foreign Currency  .          343                 23              191
                                                                 -----------------   --------------    -------------
Net Increase in Net Assets Resulting from Operations  ........         $377               $294             $310
                                                                 =================   ==============    =============


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                            VA Small                          VA Large
                                                         Value Portfolio                   Value Portfolio
                                                 -------------------------------   -------------------------------
                                                      Year           Oct. 3,            Year           Jan. 13,
                                                     Ended              to             Ended              to
                                                    Nov. 30,         Nov. 30,         Nov. 30,         Nov. 30,
                                                      1996             1995             1996             1995
                                                 --------------   --------------   --------------   --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .....................       $   19           $    7          $   137          $   102
   Net Realized Gain on Investment Securities .          76               --              479              324
   Net Realized Loss on Foreign Currency
     Transactions  ...........................           --               --               (1)             (12)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency       1,079             (159)           1,191              616
                                                 --------------   --------------   --------------   --------------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ............        1,174             (152)           1,806            1,030
                                                 --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income .....................           (9)              (3)             (86)             (87)
   Net Realized Gains ........................           --               --               (2)            (322)
                                                 --------------   --------------   --------------   --------------
        Total Distributions ..................           (9)              (3)             (88)            (409)
                                                 --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued .............................        2,156            5,000            5,754            8,833
   Shares Issued in Lieu of Cash Distributions            9                3               88              409
   Shares Redeemed ...........................         (120)              --             (552)          (3,301)
                                                 --------------   --------------   --------------   --------------
     Net Increase From Capital Share
        Transactions .........................        2,045            5,003            5,290            5,941
                                                 --------------   --------------   --------------   --------------
        Total Increase .......................        3,210            4,848            7,008            6,562
Net Assets
   Beginning of Period .......................        4,848               --            6,562               --
                                                 --------------   --------------   --------------   --------------
End of Period  ...............................       $8,058           $4,848          $13,570          $ 6,562
                                                 ==============   ==============   ==============   ==============
(1) Shares Issued and Redeemed:
  Shares Issued  .............................          195              500              465              808
  Shares Issued in Lieu of Cash Distributions .           1               --                7               36
  Shares Redeemed  ...........................          (11)              --              (45)            (263)
                                                 --------------   --------------   --------------   --------------
                                                        185              500              427              581
                                                 ==============   ==============   ==============   ==============


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                        VA International                  VA International
                                                         Value Portfolio                   Small Portfolio
                                                 -------------------------------   -------------------------------
                                                      Year           Oct. 3,            Year           Oct. 3,
                                                     Ended              to             Ended              to
                                                    Nov. 30,         Nov. 30,         Nov. 30,         Nov. 30,
                                                      1996             1995             1996             1995
                                                 --------------   --------------   --------------   --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss) ..............      $    90           $   (2)          $   34           $   (3)
   Net Realized Gain on Investment Securities .          58               --              136               --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions  ...........................            2              (10)               1                2
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency         694               25              204             (144)
     Translation of Foreign Currency
        Denominated Amounts ..................            3                1                2                1
                                                 --------------   --------------   --------------   --------------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ............          847               14              377             (144)
                                                 --------------   --------------   --------------   --------------
Distributions From:
   Net Realized Gains ........................           (8)              --               --               --
                                                 --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued .............................        5,279            5,000              802            5,000
   Shares Issued in Lieu of Cash Distributions .          8               --               --               --
   Shares Redeemed ...........................         (623)              --              (28)              --
                                                 --------------   --------------   --------------   --------------
     Net Increase From Capital Share
        Transactions .........................        4,664            5,000              774            5,000
                                                 --------------   --------------   --------------   --------------
        Total Increase .......................        5,503            5,014            1,151            4,856
Net Assets
   Beginning of Period .......................        5,014               --            4,856               --
                                                 --------------   --------------   --------------   --------------
End of Period  ...............................      $10,517           $5,014           $6,007           $4,856
                                                 ==============   ==============   ==============   ==============
(1) Shares Issued and Redeemed:
  Shares Issued  .............................          477              500               75              500
  Shares Issued in Lieu of Cash Distributions .           1               --               --               --
  Shares Redeemed  ...........................          (57)              --               (3)              --
                                                 --------------   --------------   --------------   --------------
                                                        421              500               72              500
                                                 ==============   ==============   ==============   ==============


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                              VA Short-Term                       VA Global
                                                             Fixed Portfolio                   Bond Portfolio
                                                     -------------------------------   -------------------------------
                                                          Year           Oct. 3,            Year           Jan. 13,
                                                         Ended              to             Ended              to
                                                        Nov. 30,         Nov. 30,         Nov. 30,         Nov. 30,
                                                          1996             1995             1996             1995
                                                     --------------   --------------   --------------   --------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .........................       $  271           $   42           $  119           $  144
   Net Realized Gain (Loss) on Investment Securities         (1)              --               93               34
   Net Realized Gain on Foreign Currency
     Transactions  ...............................           --               --              206               35
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency  .           24               (1)             (86)             139
     Translation of Foreign Currency
        Denominated Amounts ......................           --               --              (22)              41
                                                     --------------   --------------   --------------   --------------
     Net Increase in Net Assets
        Resulting from Operations ................          294               41              310              393
                                                     --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income .........................         (262)             (20)            (132)            (175)
   Net Realized Gains ............................           --               --               --              (34)
                                                     --------------   --------------   --------------   --------------
        Total Distributions ......................         (262)             (20)            (132)            (209)
                                                     --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued .................................        3,072            5,000               --            3,235
   Shares Issued in Lieu of Cash Distributions ...          262               20              132              209
   Shares Redeemed ...............................         (618)              --               --             (235)
                                                     --------------   --------------   --------------   --------------
     Net Increase From Capital Share
        Transactions .............................        2,716            5,020              132            3,209
                                                     --------------   --------------   --------------   --------------
        Total Increase ...........................        2,748            5,041              310            3,393
Net Assets
   Beginning of Period ...........................        5,041               --            3,393               --
                                                     --------------   --------------   --------------   --------------
End of Period  ...................................       $7,789           $5,041           $3,703           $3,393
                                                     ==============   ==============   ==============   ==============
(1) Shares Issued and Redeemed:
  Shares Issued  .................................          306              502               --              320
  Shares Issued in Lieu of Cash Distributions  ...           26               --               12               20
  Shares Redeemed  ...............................          (61)              --               --              (20)
                                                     --------------   --------------   --------------   --------------
                                                            271              502               12              320
                                                     ==============   ==============   ==============   ==============


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            VA Small                          VA Large
                                                         Value Portfolio                   Value Portfolio
                                                 -------------------------------   -------------------------------
                                                      Year           Oct. 3,            Year           Jan. 13,
                                                     Ended              to             Ended              To
                                                    Nov. 30,         Nov. 30,         Nov. 30,         Nov. 30,
                                                      1996             1995             1996             1995
 -----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ........     $ 9.69             $10.00           $ 11.29         $10.00
                                                 ------------      ------------      ------------   ------------
Income from Investment Operations
---------------------------------
   Net Investment Income .....................       0.03               0.01              0.17           0.19
   Net Gains (Losses) on Securities (Realized
     and Unrealized)  ........................       2.05              (0.31)             2.12           1.85
                                                 ------------      ------------      ------------   ------------
     Total from Investment Operations  .......       2.08              (0.30)             2.29           2.04
 -----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .....................      (0.02)             (0.01)            (0.12)         (0.16)
   Net Realized Gains ........................         --                 --                --          (0.59)
                                                 ------------      ------------      ------------   ------------
   Total Distributions .......................      (0.02)             (0.01)            (0.12)         (0.75)
 -----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..............    $ 11.75             $ 9.69           $ 13.46         $11.29
================================================================   ============   ==============================
Total Return  ................................      21.47%             (3.04)%#          20.45%         20.41%#
 -----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  .......    $ 8,058             $4,848           $13,570         $6,562
Ratio of Expenses to Average Net Assets  .....       1.05%              0.99%*            1.03%          1.20%*
Ratio of Net Investment Income to Average Net
   Assets ....................................       0.34%              0.91%*            1.59%          2.03%*
Portfolio Turnover Rate  .....................       5.19%              0.00%*           18.54%         65.38%*
Average Commission Rate (1)  .................    $0.0678                N/A           $0.0484           N/A
 -----------------------------------------------------------------------------------------------------------------

*Annualized

#Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        VA International                  VA International
                                                         Value Portfolio                   Small Portfolio
                                                 -------------------------------   -------------------------------
                                                      Year           Oct. 3,            Year           Oct. 3,
                                                     Ended              to             Ended              To
                                                    Nov. 30,         Nov. 30,         Nov. 30,         Nov. 30,
                                                     1996             1995            1996              1995
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ........    $    10.03        $   10.00       $    9.71         $   10.00
                                                 --------------   --------------   --------------   --------------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) ..............          0.11              --             0.06             (0.01)
   Net Gains (Losses) on Securities (Realized
     and Unrealized)  ........................          1.29             0.03            0.71             (0.28)
                                                 --------------   --------------   --------------   --------------
     Total from Investment Operations  .......          1.40             0.03            0.77             (0.29)
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Realized Gains ........................         (0.02)             --              --                --
                                                 --------------   --------------   --------------   --------------
Net Asset Value, End of Period  ..............    $    11.41        $   10.03       $   10.48         $    9.71
==================================================================================================================
Total Return  ................................         13.92%            0.30%#          7.93%            (2.90)%#
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  .......    $   10,517           $5,014       $   6,007         $   4,856
Ratio of Expenses to Average Net Assets  .....          1.17%            1.32%*          1.27%             2.52%*
Ratio of Net Investment Income to Average Net
   Assets ....................................          1.29%           (0.20)%*         0.63%            (0.39)%*
Portfolio Turnover Rate  .....................          4.14%            0.00%*          6.40%             0.00%*
Average Commission Rate (1)  .................    $   0.0080             N/A        $  0.0200               N/A
------------------------------------------------------------------------------------------------------------------

*Annualized

#Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          VA Short-Term                       VA Global
                                                         Fixed Portfolio                   Bond Portfolio
                                                 -------------------------------   -------------------------------
                                                      Year           Oct. 3,            Year           Jan. 13,
                                                     Ended              to             Ended              To
                                                    Nov. 30,         Nov. 30,         Nov. 30,         Nov. 30,
                                                     1996             1995             1996             1995
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  ........     $   10.04        $   10.00        $   10.61        $   10.00
                                                 --------------   --------------   --------------   --------------
Income from Investment Operations
---------------------------------
   Net Investment Income .....................          0.48             0.08             0.37             0.48
   Net Gains (Losses) on Securities (Realized
     and Unrealized)  ........................          0.04            --                0.57             0.81
                                                 --------------   --------------   --------------   --------------
     Total from Investment Operations  .......          0.52             0.08             0.94             1.29
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
   Net Investment Income .....................         (0.48)           (0.04)           (0.41)           (0.57)
   Net Realized Gains. .......................            --               --               --            (0.11)
                                                 --------------   --------------   --------------   --------------
     Total Distributions  ....................         (0.48)           (0.04)           (0.41)           (0.68)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  ..............     $   10.08        $   10.04        $   11.14        $   10.61
==================================================================================================================
Total Return  ................................          5.34%            0.81%#           9.16%           13.09%#
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)  .......     $   7,789        $   5,041        $   3,703        $   3,393
Ratio of Expenses to Average Net Assets  .....          0.70%            0.63%*           1.73%            1.31%*
Ratio of Net Investment Income to Average Net
   Assets ....................................          4.93%            5.11%*           3.43%            5.08%*
Portfolio Turnover Rate  .....................         29.27%            0.00%*          88.93%           60.09%*
------------------------------------------------------------------------------------------------------------------

(Restated to reflect a 900% stock dividend as of January 2, 1996.)

*Annualized

#Non-Annualized

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1996, DFA Investment Dimensions Group Inc. (the "Fund") consisted of twenty nine portfolios: The U.S. 9-10 Small Company Portfolio, The U.S. 6-10 Small Company Portfolio, The U.S. Large Company Portfolio, The Enhanced U.S. Large Company Portfolio, The U.S. Small Cap Value Portfolio, The U.S. Large Cap Value Portfolio, The DFA/AEW Real Estate Securities Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The Emerging Markets Portfolio, The RWB/DFA International High Book to Market Portfolio, The International Small Company Portfolio, The Large Cap International Portfolio, The DFA International Small Cap Value Portfolio, The DFA Intermediate Government Fixed Income Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Two-Year Corporate Fixed Income Portfolio, The DFA Two-Year Government Portfolio, The DFA Five-Year Government Portfolio, The DFA Two-Year Global Fixed Income Portfolio, The DFA Global Fixed Income Portfolio (the "Portfolios") VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "VA Portfolios"). At November 30, 1996, The DFA Two Year Corporate Fixed Income Portfolio and The DFA Two-Year Government Portfolio had not yet commenced operations. These financial statements related solely to the VA Portfolios.

   On December 20, 1995, the Board of Directors of DFA Investment Group Inc. approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for VA Short-Term Fixed Portfolio and VA Global Bond Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of these portfolios. All share and per share data as of and for the period ended November 30, 1995 have been restated to reflect the stock dividend.

B.   SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. Security Valuation: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   2. Foreign Currency: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also market to market daily based on daily exchange rates.

   The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gains or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3.  Federal Income Taxes:   It is the VA Portfolios' intention to continue
to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   4.  Other:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C.  INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. ("the Advisor") provides investment advisory services to the VA Portfolios. For the year ended November 30, 1996, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates of:

VA Small Value Portfolio  ..............................      .50 of 1%
VA Large Value Portfolio  ..............................      .25 of 1%
VA International Value Portfolio  ......................      .40 of 1%
VA International Small Portfolio  ......................      .50 of 1%
VA Short-Term Fixed Portfolio  .........................      .25 of 1%
VA Global Bond Portfolio  ..............................      .25 of 1%

   Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D.   PURCHASES AND SALES OF SECURITIES:

   For the year ended November 30, 1996, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                     Other
                                        U.S. Government            Investment
                                          Securities               Securities
                                    ----------------------   ----------------------
                                      Purchases     Sales     Purchases     Sales
VA Small Value Portfolio  ........         --         --        $2,326      $  290
VA Large Value Portfolio  ........         --         --         6,818       1,480
VA International Value Portfolio           --         --         4,904         279
VA International Small Portfolio           --         --         1,147         335
VA Short-Term Fixed Portfolio  ...     $1,455       $609         3,783         298
VA Global Bond Portfolio  ........        184        282         3,182       2,591

E.  INVESTMENT TRANSACTIONS:

   At November 30, 1996, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     Gross Unrealized   Gross Unrealized
                                       Appreciation       Depreciation        Net
                                     ----------------   ----------------    -------
VA Small Value Portfolio  ........        $1,417             $(497)         $  920
VA Large Value Portfolio  ........         1,929              (122)          1,807
VA International Value Portfolio           1,085              (366)            719
VA International Small Portfolio             609              (549)             60
VA Short-Term Fixed Portfolio  ...            24                (1)             23
VA Global Bond Portfolio  ........            53                --              53

   At November 30, 1996, VA Short-Term Fixed Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,500 which expires on November 30, 2004.

F.   FINANCIAL INSTRUMENTS:

   In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements. The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 29, 1996.

   2. Forward Foreign Currency Contracts: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1996, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                       Unrealized
                                                                      Value at          Foreign
 Expiration                                           Contract      November 30,     Exchange Gain
     Date                 Currency Sold                Amount           1996             (Loss)
 ------------   ---------------------------------   ------------    --------------   ---------------
12/09/96          835,500 French Francs              $  162,929      $  159,856         $ 3,073
12/09/96        2,614,944 French Francs                 504,815         500,468           4,347
12/30/96       98,484,845 Japanese Yen                  869,623         865,046           4,577
12/30/96          985,018 German Marks                  645,279         640,936           4,343
12/31/96          557,075 Netherlands Guilder           325,015         323,015           2,000
12/31/96          858,728 Canadian Dollar               637,748         636,632           1,116
12/31/96          173,500 British Pound Sterling        290,526         291,605          (1,079)
                                                    ------------    --------------   ---------------
                                                     $3,435,935      $3,417,558         $18,377
                                                    ============    ==============   ===============

   Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

   3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G.   LINE OF CREDIT

   In July, 1996, the VA Portfolios, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 33 1/3 % of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the year ended November 30, 1996.

H.   COMPONENTS OF NET ASSETS:

                                                                   At November 30, 1996 Net Assets Consist of:
                                                               ----------------------------------------------------
                                                                              (Amounts in thousands)
                                                                  VA Small         VA Large       VA International
                                                                   Value            Value              Value
                                                                 Portfolio        Portfolio          Portfolio
                                                               --------------   --------------   ------------------
Paid-In Capital  ...........................................       $7,048          $11,231            $ 9,652
Undistributed Net Investment Income  .......................           14               54                 90
Undistributed Net Realized Gain  ...........................           76              479                 50
Accumulated Net Realized Foreign Exchange Gain (Loss)  .....           --               (1)                 2
Unrealized Appreciation of Investment Securities and
  Foreign Currency .........................................          920            1,807                719
Unrealized Net Foreign Exchange Gain  ......................           --               --                  4
                                                               --------------   --------------   ------------------
                                                                   $8,058          $13,570            $10,517
                                                               ==============   ==============   ==================

                                                               VA International    VA Short-Term     VA Global
                                                                    Small              Fixed            Bond
                                                                  Portfolio          Portfolio       Portfolio
                                                               ----------------   ---------------    -----------
Paid-In Capital  ...........................................        $5,773            $7,736           $3,341
Undistributed Net Investment Income (Loss)  ................            34                31               (9)
Undistributed Net Realized Gain (Loss)  ....................           136                (1)              93
Undistributed Net Realized Foreign Exchange Gain  ..........             1                --              206
Unrealized Appreciation of Investment Securities and
  Foreign Currency .........................................            60                23               53
Unrealized Net Foreign Exchange Gain  ......................             3                --               19
                                                               ----------------   ---------------    -----------
                                                                    $6,007            $7,789           $3,703
                                                               ================   ===============    ===========

I.   SECURITIES LENDING

   Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the VA Portfolios or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received at November 30, 1996 is as follows:


                                           Value of             Value of
                                     Securities on Loan        Collateral
                                      ------------------    ------------------
VA International Value Portfolio...      $887,197              $947,042
VA International Small Portfolio...       577,843               630,526

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:


We have audited the accompanying statements of net assets of The DFA Investment Dimensions Group Inc. (comprising, respectively, VA Small Value, VA Large Value, VA International Value, VA International Small and VA Short-Term Fixed Portfolios) and the statement of assets and liabilities including the schedule of investments of the DFA Investment Dimensions Group Inc., VA Global Bond Portfolio as of November 30, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting the DFA Investment Dimensions Group Inc. as of November 30, 1996, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997